UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-01880

The Income Fund of America

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: October 31, 2017

Michael W. Stockton

The Income Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

The Income Fund of America®

Investment portfolio

October 31, 2017

unaudited

Common stocks 72.73% Industrials 10.66%	Shares	Value (000)
Lockheed Martin Corp.	7,142,400	$2,201,002
General Electric Co.	61,559,843	1,241,046
Boeing Co.	4,775,000	1,231,854
BAE Systems PLC	148,676,776	1,171,955
Ryanair Holdings PLC (ADR)1	6,452,401	723,379
Caterpillar Inc.	5,240,000	711,592
Waste Management, Inc.	7,036,128	578,159
Norfolk Southern Corp.	3,700,000	486,254
PACCAR Inc.	6,220,500	446,196
Hubbell Inc.2	3,430,000	431,563
Siemens AG	2,870,000	409,532
Cummins Inc.	2,250,000	397,980
Emerson Electric Co.	6,000,000	386,760
Edenred SA2	12,231,900	352,646
Macquarie Infrastructure Corp.	3,170,000	220,473
KONE Oyj, Class B	4,063,000	219,933
Sandvik AB	7,408,000	135,300
Abertis Infraestructuras, SA, Class A, non-registered shares	3,856,452	83,420
Douglas Dynamics, Inc.2	1,444,000	60,576
Geberit AG	127,000	57,488
International Consolidated Airlines Group, SA (CDI)	5,350,000	45,192
R.R. Donnelley & Sons Co.2	4,319,407	39,739
BBA Aviation PLC	8,425,000	35,605
CEVA Group PLC1,2,3,4	35,229	16,029
LSC Communications, Inc.	562,826	9,106
Atrium Corp.1,3,5	1,807	2
		11,692,781
Information technology 9.45%
Microsoft Corp.	48,273,209	4,015,365
Intel Corp.	56,761,100	2,582,062
Taiwan Semiconductor Manufacturing Co., Ltd.	155,288,000	1,251,180
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,836,470	162,398
Analog Devices, Inc.	7,028,100	641,665
Texas Instruments Inc.	4,600,000	444,774
QUALCOMM Inc.	5,839,200	297,858
Paychex, Inc.	4,102,000	261,667
International Business Machines Corp.	1,500,000	231,090
Maxim Integrated Products, Inc.	3,250,000	170,755
Vanguard International Semiconductor Corp.	80,705,000	153,064
Quanta Computer Inc.	33,916,655	79,845
Corporate Risk Holdings I, Inc.1,2,3	2,205,215	38,569
Corporate Risk Holdings Corp.1,2,3	11,149	—
Versum Materials, Inc.	661,943	27,855
		10,358,147

The Income Fund of America — Page 1 of 43

unaudited

Common stocks Financials 9.19%	Shares	Value (000)
Wells Fargo & Co.	32,900,915	$1,847,057
JPMorgan Chase & Co.	17,485,165	1,759,182
CME Group Inc., Class A	10,140,400	1,390,959
BNP Paribas SA	7,963,000	621,843
AXA SA	20,190,351	609,841
Société Générale	9,845,305	548,185
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	63,238,000	462,015
T. Rowe Price Group, Inc.	4,300,000	399,470
ABN AMRO Group NV, depository receipts	11,953,000	369,180
HSBC Holdings PLC (GBP denominated)	36,319,364	354,208
PacWest Bancorp	5,868,000	283,542
Banco Santander, SA	40,700,000	276,065
Umpqua Holdings Corp.2	11,487,800	235,040
Apollo Global Management, LLC, Class A	6,899,700	217,893
Nordea Bank AB	9,715,000	117,439
Toronto-Dominion Bank (CAD denominated)	1,855,000	105,454
BlackRock, Inc.	200,000	94,166
Redwood Trust, Inc.2	5,444,717	85,537
National Australia Bank Ltd.	3,272,779	81,807
Svenska Handelsbanken AB, Class A	5,236,729	75,064
Prudential PLC	2,970,000	73,054
Indiabulls Housing Finance Ltd.	1,925,000	36,973
Aozora Bank, Ltd.	867,300	33,752
		10,077,726
Consumer staples 7.76%
Coca-Cola Co.	35,582,000	1,636,060
Altria Group, Inc.	23,287,000	1,495,491
Procter & Gamble Co.	16,071,700	1,387,631
British American Tobacco PLC	14,539,000	940,589
British American Tobacco PLC (ADR)	5,333,609	343,484
Philip Morris International Inc.	7,844,523	820,851
Nestlé SA	5,767,217	485,009
Unilever PLC	6,000,000	340,232
Hershey Co.	3,000,000	318,540
Kellogg Co.	4,050,000	253,247
Kraft Heinz Co.	2,278,000	176,158
Costco Wholesale Corp.	1,000,000	161,080
General Mills, Inc.	3,000,000	155,760
		8,514,132
Consumer discretionary 6.14%
McDonald’s Corp.	12,818,965	2,139,613
General Motors Co.	16,877,712	725,404
Home Depot, Inc.	3,710,000	615,044
Las Vegas Sands Corp.	9,418,350	596,935
Target Corp.	9,450,000	557,928
Sands China Ltd.	80,173,800	377,674
Nokian Renkaat Oyj2	7,975,161	365,742
ProSiebenSat.1 Media SE	8,980,000	313,235
Marriott International, Inc., Class A	2,120,000	253,298
Carnival Corp., units	3,400,000	225,726
Hasbro, Inc.	2,260,000	209,253
Compass Group PLC	9,451,922	207,511

The Income Fund of America — Page 2 of 43

unaudited

Common stocks Consumer discretionary (continued)	Shares	Value (000)
Charter Communications, Inc., Class A1	433,120	$144,736
Adelphia Recovery Trust, Series ACC-11,3	9,913,675	7
		6,732,106
Energy 5.73%
Enbridge Inc.	33,062,650	1,271,590
Enbridge Inc. (CAD denominated)	5,970,069	229,436
Royal Dutch Shell PLC, Class B (ADR)	11,698,000	764,581
Royal Dutch Shell PLC, Class B	19,179,147	616,824
Royal Dutch Shell PLC, Class A (ADR)	78,024	4,918
Chevron Corp.	10,383,000	1,203,286
BP PLC	104,119,900	705,540
ConocoPhillips	8,650,000	442,448
Baker Hughes, a GE Co., Class A	8,538,889	268,377
Schlumberger Ltd.	3,985,500	255,072
Keyera Corp.	5,190,000	152,791
Helmerich & Payne, Inc.	2,500,000	135,775
Pembina Pipeline Corp.	3,680,289	121,668
Occidental Petroleum Corp.	1,000,000	64,570
Ascent Resources NR Corp1,2,3	110,214,618	20,941
Peyto Exploration & Development Corp.	1,235,000	16,848
Southwestern Energy Co.1	1,012,989	5,622
White Star NR Corp1,2,3	6,511,401	4,688
		6,284,975
Materials 5.21%
DowDuPont Inc.	29,389,925	2,125,186
WestRock Co.2	13,516,832	828,987
LyondellBasell Industries NV	6,880,000	712,287
BASF SE	5,000,000	545,266
Boral Ltd.2	72,364,400	395,996
Air Products and Chemicals, Inc.	2,048,886	326,654
CF Industries Holdings, Inc.	8,538,100	324,277
Rio Tinto PLC	5,347,000	252,001
Mosaic Co.	8,424,744	188,209
Warrior Met Coal, Inc.	392,172	10,204
		5,709,067
Health care 4.97%
Merck & Co., Inc.	31,175,159	1,717,439
AstraZeneca PLC	18,643,107	1,245,966
GlaxoSmithKline PLC	56,946,000	1,026,716
Pfizer Inc.	16,935,000	593,741
Bristol-Myers Squibb Co.	7,398,500	456,192
Novartis AG	2,316,000	190,824
Sanofi	1,460,000	138,248
AbbVie Inc.	904,000	81,586
Rotech Healthcare Inc.1,2,3	543,172	1,086
		5,451,798
Real estate 4.56%
Crown Castle International Corp. REIT	11,048,000	1,183,020
Digital Realty Trust, Inc. REIT	7,885,000	933,899
Public Storage REIT	3,621,000	750,452
Iron Mountain Inc. REIT2	14,195,180	567,807

The Income Fund of America — Page 3 of 43

unaudited

Common stocks Real estate (continued)	Shares	Value (000)
Prologis, Inc. REIT	7,375,000	$476,277
Lamar Advertising Co. REIT, Class A	4,993,322	351,730
Simon Property Group, Inc. REIT	1,630,000	253,188
OUTFRONT Media Inc. REIT2	9,064,824	212,570
Link REIT	19,651,812	165,121
American Tower Corp. REIT	406,160	58,353
Fibra Uno Administración, SA de CV REIT	23,066,800	36,300
British Land Co. PLC REIT	1,800,000	14,368
		5,003,085
Telecommunication services 2.71%
Verizon Communications Inc.	26,942,921	1,289,758
Vodafone Group PLC	101,676,620	291,150
Vodafone Group PLC (ADR)	2,470,000	71,581
Telstra Corp. Ltd.	124,400,000	337,042
BT Group PLC	96,720,000	334,378
AT&T Inc.	6,170,000	207,620
Deutsche Telekom AG	11,025,000	200,856
TalkTalk Telecom Group PLC2	58,421,891	165,661
HKBN Ltd.	41,972,000	42,610
Mobile TeleSystems PJSC (ADR)	2,270,000	24,085
NII Holdings, Inc.1	1,975,013	869
		2,965,610
Utilities 2.67%
Power Assets Holdings Ltd.	75,950,500	658,119
Dominion Energy, Inc.	7,590,000	615,853
DTE Energy Co.	5,056,243	558,513
Duke Energy Corp.	3,999,999	353,240
EDP - Energias de Portugal, SA	83,531,105	298,034
Brookfield Infrastructure Partners LP	4,545,000	192,284
Enel SPA	25,144,600	155,967
Atlantica Yield PLC	2,500,000	55,950
PG&E Corp.	560,000	32,351
Vistra Energy Corp.	485,782	9,444
SSE PLC	160,832	2,952
		2,932,707
Miscellaneous 3.68%
Other common stocks in initial period of acquisition		4,039,568
Total common stocks (cost: $56,420,400,000)		79,761,702
Preferred securities 0.34% Financials 0.26%
Citigroup Inc. 7.68111% preferred	2,368,637	64,475
Citigroup Inc., Series K, depositary shares	2,145,767	61,991
PNC Financial Services Group, Inc., Series P, noncumulative depositary shares	2,000,000	56,440
HSBC Holdings PLC, Series 2, 8.00%	1,505,000	40,484
Wells Fargo & Co., Class A, Series Q, 5.85% depositary shares preferred noncumulative	1,263,198	34,410
Goldman Sachs Group, Inc., Series J, 5.50% depositary shares	1,200,000	32,220
		290,020

The Income Fund of America — Page 4 of 43

unaudited

Preferred securities Real estate 0.08%	Shares	Value (000)
Vornado Realty Trust REIT, Series I, 6.625%	3,380,000	$86,325
Total preferred securities (cost: $349,024,000)		376,345
Rights & warrants 0.00% Utilities 0.00%
Vistra Energy Corp., rights1,5,6	485,782	425
Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition		—
Total rights & warrants (cost: $777,000)		425
Convertible stocks 0.45% Real estate 0.20%
American Tower Corp., Series B, 5.50% depository share, convertible preferred 2018	1,375,000	173,484
Crown Castle International Corp., Series A, 7.00% convertible preferred	44,500	48,853
		222,337
Utilities 0.14%
Dominion Resources, Inc., convertible preferred, Series A, units	1,740,948	91,104
DTE Energy Co., convertible preferred, units	1,055,000	57,951
		149,055
Consumer staples 0.03%
Bunge Ltd. 4.875% convertible preferred	322,700	33,625
Industrials 0.02%
CEVA Group PLC, Series A-1, convertible preferred, (3-month USD-LIBOR + 3.00%) 4.359%2,3,4	29,937	18,486
CEVA Group PLC, Series A-2, convertible preferred, (3-month USD-LIBOR + 2.00%) 3.359%2,3,4	13,633	6,203
		24,689
Energy 0.02%
Southwestern Energy Co., Series B, 6.25% convertible preferred 2018	1,750,000	22,278
Telecommunication services 0.02%
Frontier Communications Corp., Series A, convertible preferred	777,448	15,456
Miscellaneous 0.02%
Other convertible stocks in initial period of acquisition		25,926
Total convertible stocks (cost: $573,561,000)		493,366

The Income Fund of America — Page 5 of 43

unaudited

Convertible bonds 0.95% Financials 0.50%	Principal?amount (000)	Value (000)
Goldman Sachs, Equity Linked Notes (Praxair Inc.), 5.50% 2018	$ 1,468	$204,695
Goldman Sachs, Equity Linked Notes (Sysco Corp.), 4.60% 2018	3,218	176,777
Goldman Sachs, Equity Linked Notes (Weyerhaeuser Co.), 4.99% 2018	4,186	148,170
Lloyds Banking Group PLC, convertible notes, 7.50% 2049	21,200	24,248
		553,890
Energy 0.01%
Weatherford International PLC 5.875% 2021	9,014	9,115
Consumer discretionary 0.01%
DISH DBS Corp. 3.375% 2026	6,425	6,943
Miscellaneous 0.43%
Other convertible bonds in initial period of acquisition		474,771
Total convertible bonds (cost: $977,547,000)		1,044,719
Bonds, notes & other debt instruments 20.30% Corporate bonds & notes 12.43% Energy 2.02%
American Energy (Marcellus), Term Loan A, (3-month USD-LIBOR + 7.50%) 8.735% 20217,8,9,10	29,601	2,165
American Energy (Marcellus), Term Loan B, (3-month USD-LIBOR + 4.25%) 5.485% 20207,8,9,10	28,904	21,605
American Energy (Permian Basin) (3-month USD-LIBOR + 6.50%) 7.811% 20195,10	6,300	5,883
American Energy (Permian Basin) 7.125% 20205	33,560	28,945
American Energy (Permian Basin) 7.375% 20215	22,435	19,294
Anadarko Petroleum Corp. 5.55% 2026	8,780	9,895
Anadarko Petroleum Corp. 6.45% 2036	1,095	1,333
Anadarko Petroleum Corp. 6.60% 2046	2,000	2,536
APT Pipelines Ltd. 4.20% 20255	11,000	11,411
Ascent Resources-Marcellus LLC 10.00% 20222,5	810	883
Blackstone CQP Holdco LP, 6.00% 20214,5	20,000	20,029
Blackstone CQP Holdco LP, 6.50% 20214,5	102,350	103,650
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 20225	9,810	10,276
Canadian Natural Resources Ltd. 2.95% 2023	13,500	13,588
Canadian Natural Resources Ltd. 3.80% 2024	1,440	1,485
Canadian Natural Resources Ltd. 3.85% 2027	8,200	8,388
Canadian Natural Resources Ltd. 6.50% 2037	1,000	1,236
Canadian Natural Resources Ltd. 4.95% 2047	900	982
Cenovus Energy Inc. 3.00% 2022	5,970	5,914
Cenovus Energy Inc. 3.80% 2023	19,005	19,372
Cenovus Energy Inc. 4.25% 20275	12,510	12,575
Cenovus Energy Inc. 5.25% 20375	1,418	1,454
Cenovus Energy Inc. 5.40% 20475	964	1,000
Cheniere Energy, Inc. 7.00% 2024	7,260	8,322
Cheniere Energy, Inc. 5.875% 2025	7,600	8,255
Chesapeake Energy Corp. (3-month USD-LIBOR + 3.25%) 4.609% 201910	17,450	17,363
Chesapeake Energy Corp. 6.125% 2021	1,422	1,440
Chesapeake Energy Corp. 4.875% 2022	20,375	19,051
Chesapeake Energy Corp. 8.00% 20225	9,936	10,728
Chesapeake Energy Corp. 8.00% 20255	20,670	20,722
Chesapeake Energy Corp. 8.00% 20255	7,125	7,054
Chesapeake Energy Corp. 8.00% 20275	19,560	19,047

The Income Fund of America — Page 6 of 43

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal?amount (000)	Value (000)
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 7.50%) 8.814% 20218,9,10	$15,100	$16,259
Chevron Corp. 1.561% 2019	6,255	6,239
Chevron Corp. 2.498% 2022	3,790	3,833
ConocoPhillips 4.20% 2021	6,520	6,929
CONSOL Energy Inc. 5.875% 2022	77,100	79,027
Continental Resources Inc. 5.00% 2022	5,900	5,988
Convey Park Energy LLC 7.50% 20255	12,930	13,447
DCP Midstream Operating LP 4.95% 2022	20,465	21,335
Denbury Resources Inc. 9.00% 20215	7,833	7,696
Devon Energy Corp. 5.85% 2025	520	601
Devon Energy Corp. 5.00% 2045	8,575	9,100
Diamond Offshore Drilling, Inc. 7.875% 2025	10,100	10,845
Diamond Offshore Drilling, Inc. 4.875% 2043	52,151	39,374
Ecopetrol SA 5.875% 2023	2,820	3,187
Ecopetrol SA 5.875% 2045	1,055	1,047
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	5,000	5,391
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	33,265	32,320
Enbridge Energy Partners, LP 9.875% 2019	10,500	11,546
Enbridge Energy Partners, LP 4.375% 2020	7,995	8,402
Enbridge Energy Partners, LP 5.875% 2025	14,750	16,913
Enbridge Energy Partners, LP 5.50% 2040	1,200	1,295
Enbridge Energy Partners, LP 7.375% 2045	26,385	35,032
Enbridge Energy Partners, LP, Series B, 6.50% 2018	5,225	5,336
Enbridge Energy Partners, LP, Series B, 7.50% 2038	6,000	7,767
Enbridge Inc. 2.90% 2022	1,083	1,090
Enbridge Inc. 4.00% 2023	14,497	15,168
Enbridge Inc. 4.25% 2026	1,575	1,664
Enbridge Inc. 3.70% 2027	1,113	1,130
Energy Transfer Partners, LP 4.15% 2020	5,000	5,223
Energy Transfer Partners, LP 7.50% 2020	9,250	10,452
Energy Transfer Partners, LP 5.875% 2024	11,800	12,862
Energy Transfer Partners, LP 4.75% 2026	8,000	8,433
Energy Transfer Partners, LP 4.00% 2027	7,196	7,171
Energy Transfer Partners, LP 4.20% 2027	10,940	11,088
Energy Transfer Partners, LP 5.50% 2027	15,255	16,247
Energy Transfer Partners, LP 6.125% 2045	9,510	10,431
Energy Transfer Partners, LP 5.30% 2047	1,985	1,972
Energy Transfer Partners, LP 5.40% 2047	15,309	15,568
EnLink Midstream Partners, LP 2.70% 2019	1,660	1,664
EnLink Midstream Partners, LP 4.40% 2024	4,410	4,578
EnLink Midstream Partners, LP 4.15% 2025	11,760	11,952
EnLink Midstream Partners, LP 5.05% 2045	9,810	9,634
EnLink Midstream Partners, LP 5.45% 2047	940	979
Ensco PLC 5.20% 2025	9,500	8,051
Ensco PLC 5.75% 2044	25,920	17,820
EOG Resources, Inc. 4.15% 2026	3,830	4,087
EP Energy Corp. 6.375% 2023	7,495	4,497
EP Energy Corp. 8.00% 20245	780	799
EP Energy Corp. 8.00% 20255	8,320	6,198
EQT Corp. 3.00% 2022	3,175	3,166
EQT Corp. 3.90% 2027	10,345	10,326
Extraction Oil & Gas, Inc. 7.375% 20245	1,580	1,691
Genesis Energy, LP 6.75% 2022	13,675	14,188
Genesis Energy, LP 6.50% 2025	8,150	8,293

The Income Fund of America — Page 7 of 43

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal?amount (000)	Value (000)
Halliburton Co. 3.80% 2025	$15,025	$15,622
Halliburton Co. 5.00% 2045	1,860	2,088
Jonah Energy LLC 7.25% 20255	12,725	12,741
Jupiter Resources Inc. 8.50% 20225	10,225	7,336
Kinder Morgan 3.15% 2023	1,540	1,551
Kinder Morgan Energy Partners, LP 2.65% 2019	1,890	1,904
Kinder Morgan Energy Partners, LP 9.00% 2019	1,660	1,800
Kinder Morgan Energy Partners, LP 4.15% 2022	12,145	12,778
Kinder Morgan Energy Partners, LP 6.95% 2038	460	566
Kinder Morgan Energy Partners, LP 5.00% 2043	20,000	20,130
Kinder Morgan Energy Partners, LP 5.40% 2044	8,030	8,433
Kinder Morgan Energy Partners, LP 5.50% 2044	6,456	6,838
Kinder Morgan Finance Co. 5.05% 2046	4,990	5,165
Kinder Morgan, Inc. 3.05% 2019	3,530	3,595
Kinder Morgan, Inc. 4.30% 2025	18,241	19,181
Kinder Morgan, Inc. 5.55% 2045	5,360	5,843
Laredo Petroleum, Inc. 6.25% 2023	5,800	6,046
Marathon Oil Corp. 4.40% 2027	21,305	21,913
MPLX LP 4.125% 2027	3,905	4,024
MPLX LP 5.20% 2047	430	462
Murphy Oil Corp. 5.75% 2025	7,080	7,328
NGL Energy Partners LP 6.875% 2021	27,425	27,699
NGL Energy Partners LP 7.50% 2023	500	501
NGL Energy Partners LP 6.125% 2025	32,200	30,670
NGPL PipeCo LLC 4.375% 20225	4,340	4,476
NGPL PipeCo LLC 4.875% 20275	6,225	6,458
NGPL PipeCo LLC 7.768% 20375	12,635	15,825
Noble Corp. PLC 5.75% 2018	4,270	4,318
Noble Corp. PLC 7.70% 2025	21,805	19,079
Noble Corp. PLC 8.70% 2045	22,005	17,714
Noble Energy, Inc. 3.85% 2028	13,730	13,810
Noble Energy, Inc. 4.95% 2047	8,595	9,001
Oasis Petroleum Inc. 6.875% 2022	3,650	3,769
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20215,7,9	1,330	805
Odebrecht Offshore Drilling Finance Ltd. 6.75% 20225,7,9	4,023	1,514
Parsley Energy, Inc. 5.25% 20255	6,225	6,318
Parsley Energy, Inc. 5.625% 20275	1,625	1,681
PDC Energy Inc. 7.75% 2022	5,100	5,329
Peabody Energy Corp. 6.00% 20225	5,675	5,852
Peabody Energy Corp. 6.375% 20255	3,975	4,114
Petrobras Global Finance Co. 6.85% 2115	2,775	2,666
Petróleos Mexicanos 3.50% 2023	11,000	10,771
Petróleos Mexicanos 4.50% 2026	5,225	5,164
Petróleos Mexicanos 6.875% 2026	8,550	9,635
Petróleos Mexicanos 6.50% 20275	34,585	37,789
Petróleos Mexicanos 6.50% 20275	3,830	4,185
Petróleos Mexicanos 5.625% 2046	7,290	6,663
Petróleos Mexicanos 6.75% 2047	5,540	5,724
Phillips 66 Partners LP 3.605% 2025	1,640	1,654
Phillips 66 Partners LP 3.55% 2026	745	739
Phillips 66 Partners LP 3.75% 2028	1,250	1,257
Phillips 66 Partners LP 4.68% 2045	245	248
Phillips 66 Partners LP 4.90% 2046	6,315	6,570
Pioneer Natural Resources Co. 3.45% 2021	7,015	7,233

The Income Fund of America — Page 8 of 43

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal?amount (000)	Value (000)
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20195,9	$4,944	$4,895
Range Resources Corp. 5.00% 2022	2,000	1,985
Range Resources Corp. 4.875% 2025	4,100	3,977
Ras Laffan Liquefied Natural Gas II 5.298% 20205,9	5,920	6,137
Ras Laffan Liquefied Natural Gas III 6.75% 2019	4,000	4,300
Ras Laffan Liquefied Natural Gas III 6.75% 20195	1,000	1,075
Ras Laffan Liquefied Natural Gas III 5.838% 20275,9	10,325	11,809
Rice Energy Inc. 6.25% 2022	4,025	4,217
Rice Energy Inc. 7.25% 2023	1,350	1,455
Royal Dutch Shell PLC 1.75% 2021	15,580	15,332
Sabine Pass Liquefaction, LLC 5.625% 2021	22,000	23,878
Sabine Pass Liquefaction, LLC 5.625% 2023	9,500	10,562
Sabine Pass Liquefaction, LLC 5.625% 2025	2,860	3,182
Sabine Pass Liquefaction, LLC 5.00% 2027	7,310	7,870
Sabine Pass Liquefaction, LLC 4.20% 2028	30,350	31,019
Schlumberger BV 3.625% 20225	1,780	1,854
Schlumberger BV 4.00% 20255	8,575	9,048
Seven Generations Energy Ltd. 6.75% 20235	14,025	14,972
Seven Generations Energy Ltd. 5.375% 20255	5,925	5,999
Shell International Finance BV 4.00% 2046	5,000	5,119
SM Energy Co. 6.50% 2021	9,575	9,719
SM Energy Co. 6.125% 2022	7,435	7,509
SM Energy Co. 5.625% 2025	27,850	27,223
SM Energy Co. 6.75% 2026	500	516
Southwestern Energy Co. 4.10% 2022	46,055	45,479
Southwestern Energy Co. 6.70% 2025	38,450	39,411
Southwestern Energy Co. 7.50% 2026	9,035	9,385
Southwestern Energy Co. 7.75% 2027	6,915	7,200
Spectra Energy Partners, LP 4.75% 2024	3,250	3,556
Spectra Energy Partners, LP 4.50% 2045	1,280	1,322
Statoil ASA 2.75% 2021	3,085	3,144
Statoil ASA 3.25% 2024	850	874
Statoil ASA 4.25% 2041	3,000	3,198
Summit Midstream Partners LP 5.75% 2025	4,950	5,074
Sunoco LP 6.25% 2021	19,920	20,916
Tapstone Energy Inc. 9.75% 20225	3,460	3,123
Targa Resources Partners LP 4.125% 2019	30,305	30,627
Targa Resources Partners LP 6.75% 2024	11,255	12,141
Targa Resources Partners LP 5.125% 2025	4,100	4,238
TC PipeLines, LP 4.375% 2025	5,135	5,398
Teekay Corp. 8.50% 2020	60,291	61,271
Tesoro Logistics LP 5.50% 2019	13,075	13,827
Tesoro Logistics LP 6.25% 2022	5,000	5,350
Tesoro Logistics LP 5.25% 2025	6,725	7,255
TransCanada Corp., junior subordinated, (3-month USD-LIBOR + 2.21%) 3.525% 206710	16,925	15,740
TransCanada PipeLines Ltd. 7.625% 2039	10,750	16,122
Transocean Inc. 8.375% 2021	10,000	10,825
Transocean Inc. 9.00% 20235	9,925	10,818
Tullow Oil PLC 6.00% 2020	4,100	4,136
Ultra Petroleum Corp. 6.875% 20225	21,245	21,484
Ultra Petroleum Corp. 7.125% 20255	7,100	7,109
Valero Energy Partners LP 4.375% 2026	2,400	2,514
Vine Oil & Gas LP 8.75% 20235	12,870	12,589
Vine Oil & Gas LP, Term Loan, (3-month USD-LIBOR + 6.875%) 8.117% 20218,9,10	1,600	1,588

The Income Fund of America — Page 9 of 43

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal?amount (000)	Value (000)
Weatherford International PLC 7.75% 2021	$2,250	$2,326
Weatherford International PLC 4.50% 2022	20,355	18,523
Weatherford International PLC 8.25% 2023	22,175	22,341
Weatherford International PLC 9.875% 2024	5,850	6,289
Weatherford International PLC 6.50% 2036	14,525	12,165
Weatherford International PLC 7.00% 2038	2,625	2,297
Weatherford International PLC 6.75% 2040	49,530	41,667
Western Gas Partners LP 2.60% 2018	1,150	1,155
Western Gas Partners LP 3.95% 2025	3,045	3,079
Western Gas Partners LP 4.65% 2026	2,610	2,746
Williams Companies, Inc. 3.70% 2023	20,445	20,726
Williams Companies, Inc. 4.55% 2024	4,850	5,092
Williams Partners LP 4.00% 2025	4,019	4,157
Williams Partners LP 3.75% 2027	2,139	2,150
Woodside Finance Ltd. 4.60% 20215	18,935	19,932
WPX Energy Inc. 6.00% 2022	11,805	12,351
		2,212,149
Consumer discretionary 1.75%
21st Century Fox America, Inc. 4.95% 2045	415	460
Amazon.com, Inc. 2.40% 20235	4,165	4,141
Amazon.com, Inc. 2.80% 20245	11,025	11,053
Amazon.com, Inc. 3.15% 20275	3,890	3,921
Amazon.com, Inc. 3.875% 20375	5,700	5,913
Amazon.com, Inc. 4.05% 20475	7,400	7,668
AMC Networks Inc. 4.75% 2025	5,000	5,006
American Axle & Manufacturing Holdings, Inc. 6.50% 20275	13,250	13,565
American Honda Finance Corp. 1.20% 2019	11,000	10,887
American Honda Finance Corp. 2.25% 2019	8,500	8,554
American Honda Finance Corp. 1.65% 2021	8,850	8,674
Bayerische Motoren Werke AG 2.15% 20205	2,000	2,009
Bayerische Motoren Werke AG 2.00% 20215	2,000	1,985
Bayerische Motoren Werke AG 2.25% 20235	1,000	981
Boyd Gaming Corp. 6.875% 2023	16,125	17,375
Cablevision Systems Corp. 8.00% 2020	20,000	22,200
Cablevision Systems Corp. 6.75% 2021	24,749	27,348
Caesars Resort Collection LLC, Term Loan, (3-month USD-LIBOR + 2.75%) 2.75% 20248,9,10	7,500	7,540
Carnival Corp. 3.95% 2020	11,290	11,849
CBS Outdoor Americas Inc. 5.25% 20222	25,000	25,906
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	4,980	5,116
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022	3,675	3,880
CCO Holdings LLC and CCO Holdings Capital Corp. 4.00% 20235	2,300	2,339
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	19,175	20,430
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 20265	47,475	49,747
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 20275	11,250	11,377
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 20285	3,750	3,634
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 20285	6,870	6,813
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 20285	19,250	19,202
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	4,475	5,177
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 20475	7,845	7,966
Cengage Learning Acquisitions, Inc., Term Loan B, (3-month USD-LIBOR + 4.25%) 5.485% 20238,9,10	12,694	11,869
Cengage Learning Acquisitions, Inc. 9.50% 20245	3,650	3,308
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	82,745	82,952
Comcast Corp. 3.15% 2028	4,730	4,693

The Income Fund of America — Page 10 of 43

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal?amount (000)	Value (000)
Comcast Corp. 6.45% 2037	$25,000	$33,423
Comcast Corp. 4.75% 2044	9,855	10,974
CRC Escrow Issuer LLC 5.25% 20255	4,920	4,964
Cumulus Media Inc. 7.75% 2019	34,160	10,120
Cumulus Media Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.50% 20208,9,10	26,187	22,881
DaimlerChrysler North America Holding Corp. 1.50% 20195	11,000	10,916
DaimlerChrysler North America Holding Corp. 2.25% 20195	14,000	14,048
DaimlerChrysler North America Holding Corp. 2.25% 20205	8,660	8,684
DaimlerChrysler North America Holding Corp. 2.00% 20215	9,725	9,578
DaimlerChrysler North America Holding Corp. 3.30% 20255	2,000	2,028
DaimlerChrysler North America Holding Corp. 3.45% 20275	2,735	2,802
DaimlerChrysler North America Holding Corp. 8.50% 2031	2,000	2,993
Delphi Automotive PLC 5.00% 20255	4,630	4,676
Delta 2 (Formula One), Term Loan B3, 4.242% 20248,9,10	7,950	8,013
Discovery Communications, Inc. 2.95% 2023	3,070	3,059
DISH DBS Corp. 4.25% 2018	10,000	10,102
Dollar Tree Inc. 5.25% 2020	1,175	1,203
Dollar Tree Inc. 5.75% 2023	8,250	8,714
Federated Department Stores, Inc. 6.90% 2029	7,140	7,553
Fertitta Entertainment, Inc. 8.75% 20255	3,900	4,017
Ford Motor Co. 4.346% 2026	2,000	2,088
Ford Motor Credit Co. 2.145% 2018	8,170	8,177
Ford Motor Credit Co. 2.375% 2018	10,905	10,919
Ford Motor Credit Co. 2.597% 2019	7,270	7,320
Ford Motor Credit Co. 2.343% 2020	24,820	24,815
Ford Motor Credit Co. 3.157% 2020	10,000	10,213
Ford Motor Credit Co. 3.20% 2021	3,620	3,704
Ford Motor Credit Co. 3.219% 2022	16,000	16,255
Ford Motor Credit Co. 4.375% 2023	8,850	9,382
Ford Motor Credit Co. 3.664% 2024	7,000	7,101
Ford Motor Credit Co. 4.134% 2025	5,000	5,162
Ford Motor Credit Co. 3.815% 2027	13,500	13,512
Ford Motor Credit Co. 5.291% 2046	9,000	9,564
General Motors Co. 5.20% 2045	4,000	4,105
General Motors Co. 6.75% 2046	13,230	16,237
General Motors Financial Co. 6.75% 2018	1,040	1,069
General Motors Financial Co. 2.35% 2019	18,500	18,576
General Motors Financial Co. 3.50% 2019	8,795	8,991
General Motors Financial Co. 3.70% 2020	2,725	2,827
General Motors Financial Co. 3.20% 2021	10,250	10,466
General Motors Financial Co. 4.375% 2021	21,275	22,608
General Motors Financial Co. 3.45% 2022	23,675	24,224
General Motors Financial Co. 3.45% 2022	3,000	3,077
General Motors Financial Co. 4.00% 2026	2,000	2,020
General Motors Financial Co. 6.60% 2036	13,260	15,904
Goodyear Tire & Rubber Co. 4.875% 2027	5,350	5,457
Hanesbrands Inc. 4.625% 20245	1,125	1,163
Hanesbrands Inc. 4.875% 20265	13,260	13,724
Home Depot, Inc. 1.80% 2020	4,575	4,570
Home Depot, Inc. 2.80% 2027	3,800	3,739
Home Depot, Inc. 5.95% 2041	12,500	16,557
Home Depot, Inc. 3.90% 2047	1,500	1,538
Hyundai Capital America 2.00% 20195	5,070	5,030
Hyundai Capital America 2.55% 20205	830	827

The Income Fund of America — Page 11 of 43

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal?amount (000)	Value (000)
Hyundai Capital America 2.60% 20205	$2,250	$2,246
Hyundai Capital America 3.00% 20205	2,000	2,009
Hyundai Capital America 2.45% 20215	14,000	13,769
Hyundai Capital America 3.10% 20225	9,720	9,719
Hyundai Capital America 3.25% 20225	8,132	8,190
iHeartCommunications, Inc. 9.00% 2019	42,810	31,786
iHeartCommunications, Inc. 10.625% 2023	10,020	7,239
iHeartCommunications, Inc., Term Loan D, (3-month USD-LIBOR + 6.75%) 8.083% 20198,9,10	16,600	12,481
International Game Technology 6.25% 20225	14,000	15,466
Levi Strauss & Co. 5.00% 2025	5,700	6,020
Liberty Global PLC 5.50% 20285	10,900	10,873
Limited Brands, Inc. 8.50% 2019	16,105	17,675
Limited Brands, Inc. 7.00% 2020	15,000	16,556
Limited Brands, Inc. 6.625% 2021	15,000	16,594
Limited Brands, Inc. 6.875% 2035	13,235	13,202
LKQ Corp. 4.75% 2023	3,190	3,294
McDonald’s Corp. 2.625% 2022	7,445	7,526
McDonald’s Corp. 3.70% 2026	1,355	1,419
McDonald’s Corp. 3.50% 2027	1,250	1,287
McDonald’s Corp. 4.875% 2045	3,415	3,899
McDonald’s Corp. 4.45% 2047	1,500	1,610
MDC Partners Inc. 6.50% 20245	8,980	9,204
Meritage Homes Corp. 5.125% 2027	10,675	10,822
MGM Resorts International 7.75% 2022	17,000	19,789
MHGE Parent LLC/Finance 8.50% 20195,11	3,975	3,990
Michaels Stores, Inc. 5.875% 20205	1,425	1,454
Myriad International Holdings 6.00% 20205	45,655	49,264
Myriad International Holdings 6.00% 2020	25,705	27,737
Myriad International Holdings 5.50% 2025	6,140	6,676
NBC Universal Enterprise, Inc. (3-month USD-LIBOR + 0.685%) 2.044% 20185,10	8,625	8,651
NBC Universal Enterprise, Inc. 5.25% 20495	37,105	39,702
Neiman Marcus Group LTD Inc. 8.00% 20215	7,495	4,460
Neiman Marcus Group LTD Inc. 9.50% 20215,11	15,246	8,309
Neiman Marcus Group LTD Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.488% 20208,9,10	14,508	11,490
Newell Rubbermaid Inc. 2.60% 2019	1,211	1,221
Newell Rubbermaid Inc. 3.15% 2021	14,705	15,038
Newell Rubbermaid Inc. 3.85% 2023	7,755	8,144
Newell Rubbermaid Inc. 4.20% 2026	14,000	14,768
Newell Rubbermaid Inc. 5.50% 2046	42,425	50,436
Nissan Motor Co., Ltd. 2.60% 20225	9,910	9,881
NMG Finco PLC 5.75% 20225	4,850	5,006
Petsmart, Inc. 7.125% 20235	58,170	44,500
Petsmart, Inc. 5.875% 20255	65,830	57,601
Petsmart, Inc. 8.875% 20255	62,260	49,185
Playa Resorts Holding BV 8.00% 20205	10,144	10,550
President & Fellows of Harvard College 3.619% 2037	10,000	10,403
RCI Banque 3.50% 20185	14,650	14,745
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	29,250	29,177
Schaeffler Verwaltungs 4.125% 20215,11	4,325	4,422
Schaeffler Verwaltungs 4.75% 20265,11	4,950	5,061
Scientific Games Corp. 7.00% 20225	7,025	7,447
Scientific Games Corp. 10.00% 2022	4,500	4,989
Service Corp. International 5.375% 2024	4,700	4,976
Sirius XM Radio Inc 3.875% 20225	13,575	13,897

The Income Fund of America — Page 12 of 43

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal?amount (000)	Value (000)
Six Flags Entertainment Corp. 4.875% 20245	$4,950	$5,105
Sotheby’s Holdings, Inc. 5.25% 20225	9,160	9,446
Standard Pacific Corp. 8.375% 2021	4,100	4,787
Starbucks Corp. 4.30% 2045	1,500	1,628
Tenneco Inc. 5.00% 2026	775	798
Thomson Reuters Corp. 4.30% 2023	1,285	1,368
Thomson Reuters Corp. 5.65% 2043	1,425	1,681
TI Automotive Ltd. 8.75% 20235	14,670	15,917
Time Warner Cable Inc. 6.75% 2018	18,630	19,226
Time Warner Cable Inc. 5.00% 2020	35,000	36,849
Time Warner Inc. 4.75% 2021	15,000	16,090
Toyota Motor Credit Corp. 1.70% 2019	2,000	1,999
Toyota Motor Credit Corp. 2.15% 2020	13,000	13,066
Toyota Motor Credit Corp. 2.15% 2022	2,000	1,979
Toyota Motor Credit Corp. 2.60% 2022	7,140	7,244
Toyota Motor Credit Corp. 3.20% 2027	1,330	1,359
Univision Communications Inc. 6.75% 20225	479	498
Univision Communications Inc. 5.125% 20235	3,350	3,400
Univision Communications Inc. 5.125% 20255	6,255	6,232
Univision Communications Inc., Term Loan C5, (3-month USD-LIBOR + 2.75%) 3.992% 20248,9,10	5,277	5,258
Warner Music Group 5.625% 20225	9,768	10,171
Warner Music Group 6.75% 20225	2,200	2,323
Warner Music Group 5.00% 20235	2,600	2,714
Warner Music Group 4.875% 20245	4,650	4,813
WPP Finance 2010 3.75% 2024	2,000	2,054
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 20235	16,313	17,027
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 20255	15,900	16,735
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 20275	14,300	14,622
ZF Friedrichshafen AG 4.75% 20255	4,750	5,011
		1,922,462
Financials 1.60%
ACE INA Holdings Inc. 2.30% 2020	4,485	4,518
ACE INA Holdings Inc. 2.875% 2022	9,345	9,503
ACE INA Holdings Inc. 3.35% 2026	1,955	2,006
ACE INA Holdings Inc. 4.35% 2045	1,395	1,548
Ally Financial Inc. 8.00% 2031	4,164	5,507
American Express Co. 2.20% 2020	2,000	1,997
American Express Co. 3.00% 2024	13,000	12,998
Australia & New Zealand Banking Group Ltd. 2.625% 2022	10,500	10,534
Banco Santander, SA 3.70% 20225	10,500	10,752
Bank of America Corp. 5.75% 2017	8,100	8,128
Bank of America Corp. 5.625% 2020	9,000	9,768
Bank of America Corp. 5.00% 2021	3,500	3,800
Bank of America Corp. 2.816% 2023	12,725	12,723
Bank of America Corp. 3.124% 2023	10,500	10,669
Bank of America Corp. 3.593% 2028	23,487	23,763
Bank of America Corp. 3.824% 2028	6,047	6,233
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)	26,211	27,072
Barclays Bank PLC 3.25% 2021	8,600	8,747
BB&T Corp. 2.45% 2020	19,000	19,179
Berkshire Hathaway Inc. 2.90% 2020	6,000	6,179
Berkshire Hathaway Inc. 2.20% 2021	1,790	1,798
BPCE SA group 5.70% 20235	21,170	23,666

The Income Fund of America — Page 13 of 43

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal?amount (000)	Value (000)
BPCE SA group 5.15% 20245	$4,000	$4,362
Carlyle Group LP 6.375% 20225	4,850	5,062
CIT Group Inc. 3.875% 2019	58,880	59,910
Citigroup Inc. 2.05% 2019	10,500	10,500
Citigroup Inc. 8.50% 2019	4,894	5,372
Citigroup Inc. 2.35% 2021	13,000	12,945
Citigroup Inc. 2.70% 2021	10,500	10,596
Citigroup Inc. 2.90% 2021	20,500	20,746
Citigroup Inc. 3.20% 2026	15,096	14,956
Citigroup Inc., Series P, 5.95% (undated)	14,683	16,083
Citigroup Inc., Series A, junior subordinated 5.95% (undated)	13,295	14,518
CNA Financial Corp. 3.95% 2024	5,000	5,215
Crédit Agricole SA 3.375% 20225	7,975	8,155
Credit Suisse Group AG 3.45% 2021	8,750	9,000
Credit Suisse Group AG 2.997% 20235	4,750	4,743
Credit Suisse Group AG 3.80% 2023	14,925	15,506
Danske Bank AS 2.00% 20215	8,680	8,546
Danske Bank AS 2.70% 20225	13,625	13,697
Goldman Sachs Group, Inc. 2.55% 2019	16,200	16,332
Goldman Sachs Group, Inc. 2.60% 2020	7,900	7,960
Goldman Sachs Group, Inc. 5.25% 2021	3,000	3,286
Goldman Sachs Group, Inc. 5.75% 2022	20,000	22,399
Goldman Sachs Group, Inc. 2.905% 2023	40,565	40,425
Goldman Sachs Group, Inc. 3.691% 2028	8,000	8,082
Goldman Sachs Group, Inc. 5.30% (undated)	9,875	10,616
HSBC Holdings PLC 2.95% 2021	14,000	14,245
HSBC Holdings PLC 3.262% 2023	10,500	10,736
HSBC Holdings PLC 4.25% 2024	9,000	9,471
HSBC Holdings PLC 4.041% 2028	8,000	8,380
Hub International Ltd., 7.875% 20215	6,250	6,513
Icahn Enterprises Finance Corp. 6.25% 2022	5,850	6,128
Intercontinentalexchange, Inc. 2.50% 2018	12,000	12,100
Intesa Sanpaolo SpA 3.125% 20225	11,300	11,340
Intesa Sanpaolo SpA 5.017% 20245	30,110	30,853
JPMorgan Chase & Co. 2.25% 2020	10,000	10,050
JPMorgan Chase & Co. 2.55% 2020	11,150	11,255
JPMorgan Chase & Co. 2.40% 2021	14,000	14,029
JPMorgan Chase & Co. 3.54% 2028	17,095	17,313
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% (undated)	36,425	38,388
JPMorgan Chase & Co., Series S, junior subordinated 6.75% (undated)	25,901	29,721
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)	74,825	76,827
Keybank National Association 2.50% 2019	9,000	9,098
Leucadia National Corp. 5.50% 2023	13,255	14,121
Liberty Mutual Group Inc. 4.25% 20235	4,400	4,684
Liberty Mutual Group Inc., Series A, 7.80% 20875	19,415	24,657
Lloyds Banking Group PLC 3.00% 2022	6,000	6,080
Lloyds Banking Group PLC 2.907% 2023	10,500	10,507
Lloyds Banking Group PLC 4.582% 2025	7,000	7,395
MetLife Global Funding I 2.30% 20195	8,435	8,490
MetLife Global Funding I 2.00% 20205	5,135	5,130
MetLife Global Funding I 2.50% 20205	4,000	4,045
MetLife, Inc. 7.875% 20675	14,430	19,517
Metropolitan Life Global Funding I, 3.45% 20265	1,830	1,881
Mitsubishi UFJ Financial Group, Inc. 2.19% 2021	11,000	10,878

The Income Fund of America — Page 14 of 43

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal?amount (000)	Value (000)
Mitsubishi UFJ Financial Group, Inc. 2.665% 2022	$10,500	$10,488
Mitsubishi UFJ Financial Group, Inc. 2.998% 2022	6,875	6,989
Morgan Stanley 2.50% 2021	10,500	10,524
Morgan Stanley (3-month USD-LIBOR + 1.18%) 2.543% 202210	24,797	25,191
Morgan Stanley 2.75% 2022	10,500	10,526
Morgan Stanley (3-month USD-LIBOR + 1.22%) 2.532% 202410	12,800	13,025
Morgan Stanley 3.875% 2026	11,000	11,482
Morgan Stanley 3.625% 2027	15,150	15,444
National Australia Bank Ltd. 2.50% 2022	10,500	10,495
Nationwide Mutual Insurance Co. (3-month USD-LIBOR + 2.29%) 3.61% 20245,10	8,150	8,150
Navient Corp. 4.875% 2019	34,210	35,279
Navient Corp. 6.50% 2022	2,775	2,948
Navient Corp. 5.50% 2023	16,705	16,976
Navient Corp. 6.125% 2024	7,700	7,941
New York Life Global Funding 1.50% 20195	1,830	1,813
New York Life Global Funding 2.10% 20195	11,000	11,046
New York Life Global Funding 1.95% 20205	1,820	1,816
New York Life Global Funding 1.70% 20215	17,500	17,113
New York Life Global Funding 2.30% 20225	5,000	4,980
PNC Bank 2.40% 2019	7,825	7,888
PNC Financial Services Group, Inc. 2.854% 202212	8,395	8,548
PNC Financial Services Group, Inc. 3.90% 2024	3,000	3,160
PNC Financial Services Group, Inc., Series O, junior subordinated 6.75% (undated)	10,250	11,544
PRICOA Global Funding I 2.45% 20225	2,990	2,984
Prudential Financial, Inc. 3.50% 2024	9,000	9,392
QBE Insurance Group Ltd. 2.40% 20185	16,910	16,939
Rabobank Nederland 2.25% 2019	8,000	8,043
Rabobank Nederland 2.50% 2021	6,525	6,593
Rabobank Nederland 2.75% 2022	2,825	2,869
Rabobank Nederland 4.625% 2023	8,000	8,673
Rabobank Nederland 4.375% 2025	9,000	9,546
RBS Capital Trust II 6.425% noncumulative trust (undated)	6,005	7,101
Skandinaviska Enskilda Banken AB 1.875% 2021	11,000	10,815
Skandinaviska Enskilda Banken AB 2.625% 2021	10,500	10,618
SMFG Preferred Capital USD 3 Ltd., junior subordinated 9.50% 20495	67,890	71,619
Starwood Property Trust, Inc. 5.00% 2021	9,100	9,555
Svenska Handelsbanken AB 1.875% 2021	7,270	7,146
Synovus Financial Corp. 7.875% 2019	23,506	25,275
Travelers Companies, Inc. 4.00% 2047	1,750	1,832
UBS Group AG 2.95% 20205	10,000	10,166
UBS Group AG 4.125% 20255	4,425	4,671
UniCredit SPA 3.75% 20225	20,625	21,134
UniCredit SPA 4.625% 20275	5,000	5,322
UniCredit SPA 5.861% 20325	13,825	14,796
US Bancorp. 3.70% 2024	10,000	10,559
US Bancorp. 2.375% 2026	6,000	5,704
US Bancorp. 3.15% 2027	13,000	13,066
Wells Fargo & Co. 2.55% 2020	4,350	4,387
Wells Fargo & Co. 2.10% 2021	10,800	10,676
Wells Fargo & Co. 2.50% 2021	15,000	15,067
Wells Fargo & Co. 4.60% 2021	45,000	48,282
Wells Fargo & Co. 2.625% 2022	10,500	10,489
Wells Fargo & Co. 3.069% 2023	10,500	10,645

The Income Fund of America — Page 15 of 43

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal?amount (000)	Value (000)
Wells Fargo & Co. 3.584% 2028	$15,625	$15,822
Wells Fargo & Co., Series K, junior subordinated 7.98% 2049	86,566	88,453
		1,755,537
Health care 1.52%
Abbott Laboratories 2.80% 2020	9,100	9,245
Abbott Laboratories 2.90% 2021	21,060	21,406
Abbott Laboratories 3.40% 2023	6,825	7,002
Abbott Laboratories 3.75% 2026	16,985	17,552
Abbott Laboratories 4.90% 2046	9,740	10,955
AbbVie Inc. 2.30% 2021	14,335	14,327
AbbVie Inc. 2.90% 2022	7,200	7,283
AbbVie Inc. 3.20% 2022	2,675	2,743
AbbVie Inc. 3.60% 2025	10,000	10,295
AbbVie Inc. 3.20% 2026	15,275	15,208
AbbVie Inc. 4.50% 2035	2,447	2,639
AbbVie Inc. 4.30% 2036	1,080	1,136
AbbVie Inc. 4.45% 2046	19,140	20,201
Acadia Healthcare Co., Inc. 5.625% 2023	3,800	3,922
Aetna Inc. 1.70% 2018	13,945	13,944
Allergan PLC 3.00% 2020	14,890	15,123
Allergan PLC 3.45% 2022	15,380	15,821
Allergan PLC 3.80% 2025	26,540	27,206
Allergan PLC 4.55% 2035	6,750	7,116
Allergan PLC 4.75% 2045	1,203	1,275
Amgen Inc. 1.85% 2021	5,745	5,634
Amgen Inc. 2.65% 2022	10,000	10,046
Amgen Inc. 2.70% 2022	5,100	5,133
Amgen Inc. 4.40% 2045	5,305	5,607
AstraZeneca PLC 2.375% 2022	5,250	5,215
Baxalta Inc. 4.00% 2025	10,140	10,642
Bayer AG 2.375% 20195	4,810	4,836
Becton, Dickinson and Co. 2.675% 2019	3,136	3,169
Becton, Dickinson and Co. 2.894% 2022	21,015	21,078
Becton, Dickinson and Co. 3.363% 2024	12,310	12,429
Becton, Dickinson and Co. 3.70% 2027	21,120	21,286
Boston Scientific Corp. 2.85% 2020	7,875	7,991
Boston Scientific Corp. 6.00% 2020	5,375	5,805
Boston Scientific Corp. 3.375% 2022	4,300	4,421
Boston Scientific Corp. 3.85% 2025	5,000	5,195
Catalent, Inc. 4.875% 20265	1,950	1,984
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,000	1,000
Centene Corp. 5.625% 2021	7,005	7,285
Centene Corp. 4.75% 2022	48,033	50,555
Centene Corp. 6.125% 2024	8,800	9,482
Centene Corp. 4.75% 2025	21,565	22,320
Community Health Systems Inc. 6.25% 2023	2,400	2,313
Concordia Healthcare Corp, Term Loan B, (3-month USD-LIBOR + 4.25%) 5.492% 20218,9,10	19,645	16,453
Concordia Healthcare Corp. 9.50% 20225	33,543	3,723
Concordia Healthcare Corp. 7.00% 20235	28,169	3,169
DaVita HealthCare Partners Inc. 5.125% 2024	6,775	6,805
DaVita HealthCare Partners Inc. 5.00% 2025	16,190	15,988
DJO Finance LLC 10.75% 2020	1,545	1,367
DJO Finance LLC 8.125% 20215	18,935	18,178

The Income Fund of America — Page 16 of 43

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal?amount (000)	Value (000)
Eagle Holding Co II LLC 7.625% 20225,11	$3,675	$3,804
EMD Finance LLC 2.40% 20205	22,050	22,144
EMD Finance LLC 2.95% 20225	18,600	18,899
EMD Finance LLC 3.25% 20255	13,300	13,494
Endo International PLC 6.00% 20235	11,975	9,760
Endo Finance LLC & Endo Finco Inc. 6.00% 20255	12,785	10,228
Endo International PLC 5.75% 20225	26,156	23,017
HCA Inc. 3.75% 2019	1,457	1,483
HCA Inc. 6.50% 2020	19,205	20,741
HCA Inc. 4.75% 2023	580	608
HCA Inc. 5.00% 2024	2,080	2,194
HCA Inc. 5.375% 2025	50,000	51,547
HCA Inc. 5.25% 2026	14,150	15,087
Healthsouth Corp. 5.75% 2024	10,275	10,538
Healthsouth Corp. 5.75% 2025	15,197	15,748
Hologic, Inc. 4.375% 20255	490	499
Humana Inc. 4.95% 2044	12,345	13,829
IMS Health Holdings, Inc. 5.00% 20265	24,370	25,954
inVentiv Health, Inc. 7.50% 20245	6,900	7,642
Kindred Healthcare, Inc. 8.00% 2020	3,430	3,480
Kinetic Concepts, Inc. 7.875% 20215	2,925	3,057
Kinetic Concepts, Inc. 12.50% 20215	22,335	24,959
Laboratory Corporation of America Holdings 3.60% 2027	6,100	6,182
Laboratory Corporation of America Holdings 4.70% 2045	885	923
Mallinckrodt PLC 4.875% 20205	21,385	21,465
Mallinckrodt PLC 5.75% 20225	2,060	2,027
Mallinckrodt PLC 5.625% 20235	8,930	8,383
McKesson Corp. 2.284% 2019	4,870	4,889
MEDNAX, Inc. 5.25% 20235	3,200	3,336
Medtronic, Inc. 4.375% 2035	5,903	6,529
Medtronic, Inc. 4.625% 2045	11,610	13,176
Merck & Co., Inc. 1.10% 2018	6,710	6,704
Molina Healthcare, Inc. 5.375% 2022	45,935	48,025
Molina Healthcare, Inc. 4.875% 20255	25,110	24,984
Novartis Capital Corp. 2.40% 2022	10,500	10,559
PAREXEL International Corp. 6.375% 20255	6,660	6,785
Pfizer Inc. 7.20% 2039	1,353	2,070
Quintiles Transnational Corp. 4.875% 20235	26,495	27,687
Roche Holdings, Inc. 2.875% 20215	15,000	15,341
Roche Holdings, Inc. 3.35% 20245	5,000	5,209
Roche Holdings, Inc. 2.375% 20275	11,810	11,232
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 20202,3,8,9,10,11	26,575	25,073
Rotech Healthcare Inc., Term Loan A, (3-month USD-LIBOR + 4.25%) 5.583% 20182,3,8,9,10	11,616	11,558
Rotech Healthcare Inc., Term Loan B, (3-month USD-LIBOR + 8.75%) 10.083% 20192,3,8,9,10	9,200	9,154
Shire PLC 2.40% 2021	32,865	32,670
Shire PLC 2.875% 2023	13,520	13,399
Shire PLC 3.20% 2026	12,440	12,150
Tenet Healthcare Corp. 4.375% 2021	10,820	10,836
Tenet Healthcare Corp. 8.125% 2022	1,864	1,873
Tenet Healthcare Corp. 6.75% 2023	4,861	4,581
Tenet Healthcare Corp. 4.625% 20245	25,116	24,802
Tenet Healthcare Corp. 5.125% 20255	863	844
Tenet Healthcare Corp., First Lien, 4.75% 2020	15,070	15,522
Tenet Healthcare Corp., First Lien, 6.00% 2020	73,535	77,488

The Income Fund of America — Page 17 of 43

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal?amount (000)	Value (000)
Tenet Healthcare Corp., First Lien, 4.50% 2021	$20,490	$20,797
Teva Pharmaceutical Finance Company BV 2.20% 2021	23,630	22,242
Teva Pharmaceutical Finance Company BV 2.80% 2023	44,230	40,738
Teva Pharmaceutical Finance Company BV 3.15% 2026	36,000	31,961
Teva Pharmaceutical Finance Company BV 4.10% 2046	42,255	33,737
Thermo Fisher Scientific Inc. 2.40% 2019	6,000	6,034
Thermo Fisher Scientific Inc. 4.15% 2024	4,000	4,263
UnitedHealth Group Inc. 1.40% 2017	6,500	6,500
UnitedHealth Group Inc. 3.75% 2025	5,710	6,046
Valeant Pharmaceuticals International, Inc. 6.375% 20205	74,264	73,986
Valeant Pharmaceuticals International, Inc. 6.125% 20255	72,042	60,785
VPI Escrow Corp. 7.50% 20215	9,450	9,344
VPI Escrow Corp. 6.50% 20225	2,875	3,058
VPI Escrow Corp. 7.00% 20245	850	922
VRX Escrow Corp. 5.375% 20205	1,265	1,251
VRX Escrow Corp. 5.875% 20235	15,867	13,427
WellCare Health Plans, Inc. 5.25% 2025	1,330	1,403
WellPoint, Inc. 2.30% 2018	1,370	1,375
WellPoint, Inc. 2.25% 2019	12,500	12,540
Zimmer Holdings, Inc. 2.00% 2018	4,640	4,644
Zimmer Holdings, Inc. 2.70% 2020	10,770	10,866
Zimmer Holdings, Inc. 3.15% 2022	18,860	19,091
		1,662,686
Telecommunication services 1.17%
Altice NV 6.625% 20235	10,000	10,566
AT&T Inc. 2.85% 2023	14,390	14,307
AT&T Inc. 3.40% 2024	12,610	12,628
AT&T Inc. 3.90% 2027	21,270	21,216
AT&T Inc. 8.25% 2031	2,015	2,850
AT&T Inc. 4.90% 2037	8,000	8,021
AT&T Inc. 5.15% 2050	20,904	20,693
British Telecommunications PLC 9.125% 2030	11,131	16,853
CenturyLink, Inc. 6.75% 2023	12,900	13,468
CenturyLink, Inc. 7.50% 2024	5,094	5,425
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 20205	37,836	38,692
Colorado Buyer Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.57% 20258,9,10	525	533
Deutsche Telekom International Finance BV 1.95% 20215	8,700	8,502
Deutsche Telekom International Finance BV 2.82% 20225	10,500	10,573
Deutsche Telekom International Finance BV 3.60% 20275	5,000	5,087
Deutsche Telekom International Finance BV 9.25% 2032	12,795	20,118
Deutsche Telekom International Finance BV 4.875% 20425	2,000	2,222
France Télécom 4.125% 2021	15,000	16,051
France Télécom 9.00% 2031	5,721	8,689
Frontier Communications Corp. 8.875% 2020	8,000	7,811
Frontier Communications Corp. 9.25% 2021	9,395	8,420
Frontier Communications Corp. 8.75% 2022	1,000	830
Frontier Communications Corp. 10.50% 2022	25,650	22,564
Frontier Communications Corp. 7.125% 2023	6,225	4,811
Frontier Communications Corp. 11.00% 2025	57,911	49,297
Inmarsat PLC 4.875% 20225	32,150	32,960
Inmarsat PLC 6.50% 20245	17,675	19,078
Intelsat Jackson Holding Co. 7.25% 2020	5,925	5,731
Intelsat Jackson Holding Co. 5.50% 2023	5,125	4,388

The Income Fund of America — Page 18 of 43

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal?amount (000)	Value (000)
Intelsat Jackson Holding Co. 8.00% 20245	$6,500	$6,939
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 10.067% 20208,9,10,11	73,766	71,123
MetroPCS Wireless, Inc. 6.625% 2023	21,700	22,839
Neptune Finco Corp. (Altice NV) 6.625% 20255	4,600	5,053
Numericable Group SA 6.00% 20225	4,800	5,010
Numericable Group SA 7.375% 20265	4,650	5,016
Orange SA 5.50% 2044	3,000	3,656
Qwest Capital Funding, Inc. 7.625% 2021	3,900	4,085
SoftBank Group Corp. 4.50% 20205	73,945	76,555
SoftBank Group Corp. 3.36% 20235,9	21,450	21,815
Sprint Corp. 7.00% 2020	23,000	24,898
Sprint Corp. 7.25% 2021	31,155	34,037
Sprint Corp. 11.50% 2021	18,130	22,798
Sprint Corp. 7.875% 2023	18,851	21,113
Sprint Corp. 7.125% 2024	15,650	16,956
Sprint Corp. 6.875% 2028	11,900	12,726
Telefónica Emisiones, SAU 3.192% 2018	8,500	8,560
T-Mobile US, Inc. 6.375% 2025	6,650	7,199
T-Mobile US, Inc. 6.50% 2026	83,300	92,369
Trilogy International Partners, LLC 8.875% 20225	29,300	30,545
Verizon Communications Inc. 2.946% 2022	1,340	1,362
Verizon Communications Inc. 4.50% 2033	22,230	22,962
Verizon Communications Inc. 4.272% 2036	47,686	47,045
Verizon Communications Inc. 4.125% 2046	46,341	42,156
Verizon Communications Inc. 4.522% 2048	78,900	75,967
Wind Acquisition SA 4.75% 20205	53,260	54,027
Wind Acquisition SA 7.375% 20215	48,100	50,087
Wind Tre SpA 5.00% 20265	24,800	24,992
Windstream Holdings, Inc. 7.75% 2021	40,550	30,818
Zayo Group Holdings, Inc. 6.375% 2025	4,300	4,644
Zayo Group Holdings, Inc. 5.75% 20275	8,675	9,163
Ziggo Bond Finance BV 5.50% 20275	32,800	33,538
		1,282,437
Materials 0.97%
AK Steel Holding Corp. 7.625% 2021	18,950	19,755
AK Steel Holding Corp. 7.50% 2023	2,325	2,528
AK Steel Holding Corp. 7.00% 2027	2,675	2,708
Aleris International, Inc. 7.875% 2020	12,920	12,960
Aleris International, Inc. 9.50% 20215	1,175	1,259
Anglo American Capital PLC 4.00% 20275	1,150	1,152
Apollo Global Management, LLC 7.875% 2023	400	268
ArcelorMittal 6.75% 2022	22,385	25,855
Ardagh Group SA 7.125% 202311	3,250	3,469
Ardagh Packaging Finance 4.25% 20225	900	929
Ardagh Packaging Finance 4.625% 20235	3,920	4,043
Ardagh Packaging Finance 6.00% 20255	7,050	7,499
Axalta Coating Systems LLC 4.875% 20245	7,250	7,594
Ball Corp. 4.375% 2020	15,225	16,043
Berry Plastics Corp. 5.50% 2022	2,400	2,493
Building Materials Corp. 6.00% 20255	4,600	4,997
BWAY Holding Co., 7.25% 20255	3,020	3,141
Bway Parent Co. Inc., 5.50% 20245	2,600	2,714
Bway Parent Co. Inc., Term Loan, (3-month USD-LIBOR + 3.25%) 4.599% 20248,9,10	2,660	2,671

The Income Fund of America — Page 19 of 43

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal?amount (000)	Value (000)
CF Industries, Inc. 3.45% 2023	$3,865	$3,826
CF Industries, Inc. 4.50% 20265	7,285	7,683
CF Industries, Inc. 4.95% 2043	26,210	24,113
CF Industries, Inc. 5.375% 2044	10,125	9,758
Chemours Co. 6.625% 2023	29,960	31,907
Chemours Co. 7.00% 2025	17,965	20,121
Chemours Co. 5.375% 2027	980	1,049
Cliffs Natural Resources Inc. 4.80% 2020	900	873
Cliffs Natural Resources Inc. 4.875% 2021	7,695	7,445
Cliffs Natural Resources Inc. 5.75% 20255	80,805	78,886
Cliffs Natural Resources Inc. 6.25% 2040	7,851	6,477
Commercial Metals Co. 5.375% 2027	4,750	4,916
Consolidated Energy Finance SA 6.875% 20255	5,100	5,406
CRH America, Inc. 3.875% 20255	2,000	2,087
CRH America, Inc. 5.125% 20455	1,000	1,143
CVR Partners, LP 9.25% 20235	2,170	2,319
Dow Chemical Co. 4.125% 2021	3,300	3,501
Dow Chemical Co. 5.25% 2041	4,000	4,611
Dow Chemical Co. 4.625% 2044	1,200	1,290
Eastman Chemical Co. 2.70% 2020	12,000	12,143
First Quantum Minerals Ltd. 7.00% 20215	62,917	65,512
First Quantum Minerals Ltd. 7.25% 20225	10,000	10,500
First Quantum Minerals Ltd. 7.50% 20255	63,000	66,938
FMG Resources 9.75% 20225	60,895	68,202
Freeport-McMoRan Inc. 3.55% 2022	40,025	39,725
Freeport-McMoRan Inc. 3.875% 2023	7,000	6,939
Georgia Gulf Corp. 4.625% 2021	25,425	26,315
Georgia-Pacific Corp. 2.539% 20195	12,000	12,127
H.I.G. Capital, L.L.C. 6.75% 20245	16,745	16,975
Hexion Inc. 6.625% 2020	2,000	1,790
Holcim Ltd. 6.00% 20195	1,607	1,725
Holcim Ltd. 5.15% 20235	12,595	13,887
Huntsman Corp. 5.75% 20255	9,015	9,556
Huntsman International LLC 4.875% 2020	18,750	19,781
INEOS Group Holdings SA 5.625% 20245	5,800	6,061
International Paper Co. 7.30% 2039	5,615	7,846
Kraton Corp. 7.00% 20255	7,010	7,606
LYB International Finance BV 3.50% 2027	2,500	2,503
LYB International Finance BV 4.875% 2044	900	986
LyondellBasell Industries NV 6.00% 2021	2,500	2,810
Monsanto Co. 4.40% 2044	13,090	13,640
Nova Chemicals Corp 5.25% 20275	3,475	3,545
Novelis Corp. 6.25% 20245	8,050	8,513
Novelis Corp. 5.875% 20265	15,050	15,549
Olin Corp. 5.125% 2027	6,100	6,428
Owens-Illinois, Inc. 5.875% 20235	9,000	9,894
Plastipak Holdings, Inc., Term Loan, (3-month USD-LIBOR + 2.75%) 3.75% 20258,9,10	2,220	2,239
Platform Specialty Products Corp. 10.375% 20215	14,591	15,868
Platform Specialty Products Corp. 6.50% 20225	6,375	6,622
Praxair, Inc. 2.25% 2020	6,287	6,318
Praxair, Inc. 3.00% 2021	4,500	4,631
Rayonier Advanced Materials Inc. 5.50% 20245	19,265	18,783
Reynolds Group Inc. 5.75% 2020	21,730	22,138
Reynolds Group Inc. 6.875% 20219	3,241	3,330

The Income Fund of America — Page 20 of 43

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal?amount (000)	Value (000)
Rio Tinto Finance PLC 3.75% 2025	$460	$487
Rio Tinto PLC 4.125% 2042	3,415	3,600
Ryerson Inc. 11.00% 20225	56,273	63,448
Scotts Miracle-Gro Co. 5.25% 2026	4,750	5,083
Sealed Air Corp. 5.25% 20235	7,000	7,560
Sherwin-Williams Co. 2.75% 2022	3,240	3,263
Sherwin-Williams Co. 3.45% 2027	5,960	6,066
Sherwin-Williams Co. 4.50% 2047	2,115	2,252
Smurfit Capital Funding PLC 7.50% 2025	2,425	2,959
SPCM SA 4.875% 20255	7,300	7,519
Summit Materials, Inc. 8.50% 2022	875	982
Summit Materials, Inc. 6.125% 2023	9,325	9,721
Teck Resources Ltd. 3.75% 2023	3,950	4,002
Teck Resources Ltd. 5.20% 2042	1,000	1,008
Tembec Industries Inc. 9.00% 20195	1,019	1,043
Trinseo SA 5.375% 20255	4,900	5,170
Tronox Ltd. 5.75% 20255	3,680	3,855
United States Steel Corp. 7.375% 2020	16,418	17,998
United States Steel Corp. 8.375% 20215	3,500	3,828
Vale Overseas Ltd. 5.875% 2021	3,670	4,028
Vale Overseas Ltd. 4.375% 2022	1,305	1,364
Vale SA 6.25% 2026	8,230	9,502
Valvoline Inc. 4.375% 20255	4,900	4,955
Warrior Met Coal, Inc. 8.00% 20245	6,900	7,087
Zekelman Industries Inc. 9.875% 20235	7,685	8,703
		1,062,397
Utilities 0.93%
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 20235	2,000	2,030
AEP Transmission Company LLC 3.75% 20475	3,660	3,704
AES Corp. 8.00% 2020	3,268	3,742
AES Corp. 7.375% 2021	33,330	38,080
AES Corp. 4.875% 2023	2,000	2,055
AES Corp. 5.50% 2024	5,300	5,565
AES Corp. 5.50% 2025	28,325	30,095
AES Corp. 6.00% 2026	14,410	15,599
AES Corp. 5.125% 2027	955	983
American Electric Power Co., Inc. 2.95% 2022	12,065	12,297
AmeriGas Partners, LP 5.50% 2025	4,850	4,983
Berkshire Hathaway Energy Co. 2.40% 2020	7,749	7,810
Calpine Corp. 6.00% 20225	3,425	3,549
Calpine Corp. 5.375% 2023	17,125	16,718
Calpine Corp. 5.875% 20245	11,720	12,189
Calpine Corp. 5.25% 20265	31,095	31,289
Centerpoint Energy, Inc., 2.50% 2022	8,000	7,980
CMS Energy Corp. 8.75% 2019	8,070	8,906
CMS Energy Corp. 6.25% 2020	13,523	14,691
CMS Energy Corp. 3.00% 2026	20,000	19,727
CMS Energy Corp. 3.45% 2027	4,643	4,727
CMS Energy Corp. 4.875% 2044	861	989
Colbun SA 4.50% 20245	1,500	1,577
Colbun SA 3.95% 20275	910	911
Comision Federal de Electricidad 4.875% 20245	2,000	2,145
Comision Federal de Electricidad 4.75% 20275	370	389

The Income Fund of America — Page 21 of 43

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal?amount (000)	Value (000)
Commonwealth Edison Company 2.95% 2027	$3,000	$2,974
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	13,400	14,571
Consumers Energy Co. 3.375% 2023	360	374
Consumers Energy Co. 3.125% 2024	2,520	2,555
Duke Energy Corp. 1.80% 2021	3,845	3,773
Duke Energy Corp. 3.95% 2023	1,312	1,396
Duke Energy Indiana, Inc. 4.90% 2043	14,785	17,536
Duke Energy Progress Inc. 4.15% 2044	3,935	4,228
Dynegy Finance Inc. 7.375% 2022	17,105	18,366
Dynegy Finance Inc. 7.625% 2024	4,900	5,378
E.ON International Finance BV 5.80% 20185	15,000	15,293
EDP Finance BV 4.125% 20205	6,000	6,228
EDP Finance BV 5.25% 20215	22,500	24,348
EDP Finance BV 3.625% 20245	23,375	23,745
Electricité de France SA 3.625% 20255	780	804
Electricité de France SA 6.95% 20395	8,000	10,900
Electricité de France SA 4.875% 20445	1,886	2,073
Electricité de France SA 4.95% 20455	114	127
Electricité de France SA 5.25% 20495	3,500	3,657
Emera Inc. 6.75% 2076	45,424	52,181
Emera US Finance LP 2.15% 2019	3,975	3,979
Emera US Finance LP 2.70% 2021	2,505	2,518
Empresa Nacional de Electricidad SA 4.25% 2024	900	952
Enel Finance International SA 2.875% 20225	4,900	4,934
Enel Finance International SA 2.75% 20235	18,850	18,734
Enel Finance International SA 3.625% 20275	10,750	10,763
Enel Finance International SA 3.50% 20285	12,200	12,013
Enel Finance International SA 6.00% 20395	3,000	3,694
Enel Società per Azioni 8.75% 20735	12,000	14,850
Entergy Corp. 4.00% 2022	5,916	6,260
Entergy Louisiana, LLC 3.30% 2022	1,070	1,087
Eversource Energy 2.375% 2022	2,824	2,800
Eversource Energy 2.80% 2023	3,738	3,757
Eversource Energy 3.20% 2027	5,298	5,387
Exelon Corp. 3.497% 2022	28,580	29,440
Exelon Corp. 3.95% 2025	846	887
Exelon Corp. 3.40% 2026	6,035	6,087
FirstEnergy Corp. 3.90% 2027	22,150	22,657
FirstEnergy Corp. 3.50% 20285	4,000	4,018
FirstEnergy Corp. 4.85% 2047	13,785	14,910
FirstEnergy Corp., Series B, 4.25% 2023	46,865	49,649
Great Plains Energy Inc. 3.65% 2025	1,126	1,159
Iberdrola Finance Ireland 5.00% 20195	1,060	1,114
IPALCO Enterprises, Inc. 3.70% 20245	1,325	1,330
Israel Electric Corp. Ltd. 8.10% 20965	4,905	6,472
MidAmerican Energy Co. 2.40% 2019	9,000	9,079
MidAmerican Energy Holdings Co. 5.75% 2018	10,000	10,173
Mississippi Power Co. 4.25% 2042	14,000	13,642
National Rural Utilities Cooperative Finance Corp. 2.95% 2024	6,000	6,086
National Rural Utilities Cooperative Finance Corp. 3.25% 2025	1,428	1,456
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	12,000	12,004
New York State Electric & Gas Corp. 3.25% 20265	3,000	3,034
Niagara Mohawk Power Corp. 3.508% 20245	3,150	3,263
Niagara Mohawk Power Corp. 4.278% 20345	2,000	2,164

The Income Fund of America — Page 22 of 43

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal?amount (000)	Value (000)
Northern States Power Co. 4.125% 2044	$11,000	$11,849
NRG Energy, Inc. 6.25% 2022	36,075	38,059
NRG Energy, Inc. 6.625% 2023	2,000	2,075
NRG Energy, Inc. 7.25% 2026	2,000	2,177
NRG Energy, Inc. 6.625% 2027	5,110	5,468
NV Energy, Inc 6.25% 2020	1,840	2,047
Ohio Power Co., Series G, 6.60% 2033	2,090	2,717
Ohio Power Co., Series D, 6.60% 2033	353	460
Pacific Gas and Electric Co. 2.45% 2022	249	246
Pacific Gas and Electric Co. 3.25% 2023	11,930	12,237
Pacific Gas and Electric Co. 3.85% 2023	13,049	13,690
Pacific Gas and Electric Co. 3.40% 2024	8,063	8,223
Pacific Gas and Electric Co. 3.75% 2024	602	632
Pacific Gas and Electric Co. 3.50% 2025	3,750	3,833
Pacific Gas and Electric Co. 3.30% 2027	3,006	3,025
Pacific Gas and Electric Co. 6.05% 2034	1,334	1,663
Pacific Gas and Electric Co. 3.75% 2042	287	280
Pacific Gas and Electric Co. 4.30% 2045	1,900	1,995
Pacific Gas and Electric Co. 4.00% 2046	8,425	8,451
PacifiCorp., First Mortgage Bonds, 5.65% 2018	5,500	5,654
Pennsylvania Electric Co. 3.25% 20285	4,000	3,975
Progress Energy, Inc. 7.00% 2031	8,000	10,726
Progress Energy, Inc. 7.75% 2031	5,000	7,048
Public Service Co. of Colorado 5.125% 2019	1,800	1,891
Public Service Enterprise Group Inc. 1.60% 2019	1,200	1,187
Public Service Enterprise Group Inc. 2.00% 2021	10,000	9,785
Puget Energy, Inc. 6.50% 2020	6,317	7,080
Puget Energy, Inc. 6.00% 2021	3,945	4,424
Puget Energy, Inc. 5.625% 2022	7,652	8,563
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	2,839	2,960
South Carolina Electric & Gas Co. 5.45% 2041	1,042	1,209
South Carolina Electric & Gas Co. 4.35% 2042	1,589	1,600
South Carolina Electric & Gas Co. 4.10% 2046	3,050	3,007
South Carolina Electric & Gas Co. 5.10% 2065	590	644
Southern California Edison Co., 1.845% 20229	5,352	5,335
Southwestern Public Service Co. 3.70% 2047	2,796	2,801
State Grid Overseas Investment Ltd. 3.50% 20275	2,000	2,044
Talen Energy Corp. 6.50% 2018	13,115	13,361
Talen Energy Corp. 4.625% 20195	22,809	23,151
Talen Energy Corp. 9.50% 20225	2,275	2,349
Tampa Electric Co. 2.60% 2022	2,399	2,403
Tampa Electric Co. 4.35% 2044	8,330	8,839
Teco Finance, Inc. 5.15% 2020	11,553	12,305
Veolia Environnement 6.75% 2038	500	657
Virginia Electric and Power Co. 3.45% 2024	560	582
Virginia Electric and Power Co. 3.10% 2025	2,625	2,652
Virginia Electric and Power Co. 4.00% 2046	283	296
Virginia Electric and Power Co., Series B, 3.45% 2022	1,776	1,849
Xcel Energy Inc. 4.70% 2020	18	19
Xcel Energy Inc. 6.50% 2036	4,000	5,352
		1,026,464

The Income Fund of America — Page 23 of 43

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials 0.91%	Principal?amount (000)	Value (000)
3M Co. 2.25% 2023	$4,382	$4,366
ABB Finance (USA) Inc. 2.875% 2022	1,000	1,020
ACCO Brands Corp. 5.25% 20245	7,200	7,479
Airbus Group SE 2.70% 20235	885	894
Allison Transmission Holdings, Inc. 5.00% 20245	15,075	15,753
Allison Transmission Holdings, Inc. 4.75% 20275	705	714
American Airlines, Inc., 5.50% 20195	2,350	2,456
American Airlines, Inc., Series 2013-2, Class A, 4.95% 20249	6,821	7,308
ARAMARK Corp. 5.125% 2024	4,750	5,035
Ashtead Group PLC 4.125% 20255	4,850	4,892
Ashtead Group PLC 4.375% 20275	4,850	4,929
Associated Materials, LLC 9.00% 20245	47,385	51,413
Avis Budget Group, Inc. 5.50% 2023	9,940	10,101
Beacon Roofing Supply, Inc. 4.875% 20255	7,945	8,094
Bohai Financial Investment Holding Co., Ltd. 5.25% 20225	2,750	2,870
Bohai Financial Investment Holding Co., Ltd. 5.50% 20245	8,250	8,580
Brand Energy 8.5% 20255	10,155	10,764
Builders FirstSource, Inc. 10.75% 20235	5,200	5,928
Builders FirstSource, Inc. 5.625% 20245	12,655	13,414
CD&R Waterworks Merger Sub, LLC 6.125% 20255	4,850	4,923
CEVA Group PLC 7.00% 20212,5	2,250	2,166
CEVA Group PLC 9.00% 20212,5	1,050	969
CEVA Group PLC, Apollo Global Securities LLC LOC, (3-month USD-LIBOR + 5.50%) 6.50% 20212,8,9,10	2,526	2,456
CEVA Logistics Canada, ULC, Term Loan, (3-month USD-LIBOR + 5.50%) 6.878% 20212,8,9,10	443	431
CEVA Logistics Holdings BV, Term Loan, (3-month USD-LIBOR + 5.50%) 6.878% 20212,8,9,10	2,571	2,499
CEVA Logistics U.S. Holdings Inc., Term Loan B, (3-month USD-LIBOR + 5.50%) 6.878% 20212,8,9,10	3,546	3,447
CNH Capital LLC 4.875% 2021	2,800	2,989
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20199	117	118
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20199	53	54
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20209	6,290	6,500
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 20209	20	20
Continental Airlines, Inc., Series 1999-2, Class A1, 7.256% 20219	191	201
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 20219	1	1
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 20229	633	674
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 20229	3,772	4,001
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 20229	746	824
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 20229	2,197	2,418
Corporate Risk Holdings LLC 9.50% 20192,5	45,000	47,700
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)2,3,5,11	12,909	13,813
DAE Aviation Holdings, Inc. 10.00% 20235	36,305	40,299
Deck Chassis Acquisition Inc. 10.00% 20235	20,575	23,147
Delta Air Lines, Inc., Series 2002-1, Class G1, MBIA insured, 6.718% 20249	4,184	4,702
ERAC USA Finance Co. 5.25% 20205	5,000	5,394
Euramax International, Inc. 12.00% 20205	22,200	24,142
Fortive Corp. 2.35% 2021	2,825	2,811
Gates Global LLC 6.00% 20225	16,225	16,773
General Electric Capital Corp. 2.342% 2020	13,195	13,263
General Electric Capital Corp., Series A, 6.00% 2019	2,577	2,764
General Electric Co. 2.70% 2022	7,750	7,860
General Electric Co. 4.125% 2042	11,000	11,399
General Electric Co. 5.00% (undated)	189,095	197,071
Hardwoods Acquisition Inc 7.50% 20215	18,335	17,212
HD Supply, Inc. 5.75% 20245	4,650	5,028
Hertz Global Holdings Inc. 7.625% 20225	22,410	23,423

The Income Fund of America — Page 24 of 43

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal?amount (000)	Value (000)
KAR Auction Services, Inc. 5.125% 20255	$7,200	$7,470
KLX Inc. 5.875% 20225	2,140	2,247
Lockheed Martin Corp. 1.85% 2018	2,535	2,538
Lockheed Martin Corp. 2.50% 2020	3,250	3,293
Lockheed Martin Corp. 3.10% 2023	695	714
Lockheed Martin Corp. 3.55% 2026	1,480	1,542
Lockheed Martin Corp. 4.50% 2036	560	621
Lockheed Martin Corp. 4.70% 2046	4,560	5,193
LSC Communications, Inc. 8.75% 20235	17,600	18,150
LSC Communications, Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 7.203% 20228,9,10	5,500	5,555
Multi-Color Corp. 4.875% 20255	6,080	6,156
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 20215	21,800	19,293
Northrop Grumman Corp., 2.55% 2022	6,825	6,841
Northrop Grumman Corp., 2.93% 2025	9,570	9,608
Northrop Grumman Corp., 3.25% 2028	11,995	12,096
Northrop Grumman Corp., 4.03% 2047	1,590	1,639
Ply Gem Industries, Inc. 6.50% 2022	14,100	14,734
Ply Gem Industries, Inc. 6.50% 2022	13,510	14,067
PrimeSource Building Products Inc 9.00% 20235	2,810	2,972
R.R. Donnelley & Sons Co. 7.625% 20202	957	1,047
R.R. Donnelley & Sons Co. 7.875% 20212	17,945	19,022
R.R. Donnelley & Sons Co. 6.50% 20232	17,780	17,158
Rockwell Collins, Inc. 2.80% 2022	6,320	6,387
Rockwell Collins, Inc. 3.20% 2024	6,370	6,503
Roper Technologies, Inc. 2.80% 2021	1,035	1,046
Roper Technologies, Inc. 3.80% 2026	2,500	2,595
Siemens AG 1.70% 20215	11,000	10,794
Siemens AG 2.70% 20225	12,975	13,163
Siemens AG 2.35% 20265	1,500	1,424
Siemens AG 4.40% 20455	1,000	1,107
Standard Aero Holdings, Inc., Term Loan B, 4.99% 20228,9,10	5,771	5,828
TransDigm Inc. 5.50% 2020	27,125	27,594
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20215,9	2,974	3,167
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 20249	5,020	5,472
United Rentals, Inc. 4.625% 2025	6,950	7,132
United Rentals, Inc. 4.875% 2028	5,000	5,037
United Technologies Corp. 2.30% 2022	13,000	12,910
United Technologies Corp. 3.125% 2027	16,000	16,035
Virgin Australia Holdings Ltd. 8.50% 20195	41,650	44,024
Virgin Australia Holdings Ltd. 7.875% 20215	1,750	1,816
		1,001,492
Information technology 0.69%
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.567% 20258,9,10	20,625	20,548
Apple Inc. 1.55% 2021	13,040	12,773
Apple Inc. 2.25% 2021	10,250	10,306
Apple Inc. 2.90% 2027	3,000	2,972
Apple Inc. 3.20% 2027	8,500	8,640
Apple Inc. 3.35% 2027	6,790	6,976
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.324% 20258,9,10	3,985	4,114
Blackboard Inc., Term Loan B4, (3-month USD-LIBOR + 5.00%) 6.354% 20218,9,10	2,362	2,274
BMC Software, Inc. 9.00% 20195,11	8,525	8,552
BMC Software, Inc. 8.125% 20215	18,953	19,498
BMC Software, Inc., Term Loan B, (3-month USD-LIBOR + 4.00%) 5.242% 20228,9,10	905	912

The Income Fund of America — Page 25 of 43

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal?amount (000)	Value (000)
Broadcom Ltd. 3.00% 20225	$33,750	$34,195
Broadcom Ltd. 2.65% 20235	10,500	10,398
Broadcom Ltd. 3.625% 20245	27,750	28,661
Broadcom Ltd. 3.875% 20275	52,945	54,570
Camelot Finance SA 7.875% 20245	15,995	17,235
CCC Information Services Inc., Term Loan (3-month USD-LIBOR + 6.75%) 7.992% 20258,9,10	950	980
Dell Inc. 2.65% 2020	1,300	1,285
EchoStar Corp. 6.625% 2026	18,825	19,907
Ellucian, Inc. 9.00% 20235	775	808
First Data Corp. 5.375% 20235	10,950	11,415
First Data Corp. 7.00% 20235	113,375	121,597
First Data Corp. 5.00% 20245	8,325	8,679
First Data Corp. 5.75% 20245	7,650	8,032
Genesys Telecommunications Laboratories, Inc. 10.00% 20245	13,200	14,932
Gogo Inc. 12.50% 20225	59,325	67,408
Harris Corp. 2.70% 2020	1,315	1,329
Harris Corp. 3.832% 2025	740	769
Infor (US), Inc. 6.50% 2022	8,420	8,839
Infor Software 7.125% 20215,11	6,754	6,974
Internet Brands, Inc., Term Loan, (3-month USD-LIBOR + 7.50%) 8.82% 20258,9,10	8,085	8,055
JDA Software Group, Inc. 7.375% 20245	2,925	3,049
Kronos Inc., Term Loan, (3-month USD-LIBOR + 3.50%) 4.812% 20238,9,10	1,638	1,651
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.561% 20248,9,10	33,370	34,496
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 4.50%) 5.833% 20248,9,10	11,725	11,818
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 8.50%) 9.833% 20258,9,10	175	177
Microsoft Corp. 1.55% 2021	23,130	22,678
Microsoft Corp. 2.40% 2022	18,945	19,114
Microsoft Corp. 2.65% 2022	6,000	6,087
Microsoft Corp. 2.875% 2024	6,865	6,992
Microsoft Corp. 3.30% 2027	4,375	4,520
Microsoft Corp. 4.20% 2035	6,000	6,676
Microsoft Corp. 4.25% 2047	2,750	3,043
NXP BV and NXP Funding LLC 4.125% 20215	11,600	12,151
Oracle Corp. 1.90% 2021	7,250	7,177
Oracle Corp. 2.65% 2026	13,500	13,240
Oracle Corp. 4.00% 2046	1,650	1,713
Qorvo, Inc. 7.00% 2025	7,800	8,924
Solera Holdings, Inc. 10.50% 20245	14,150	16,202
Symantec Corp 5.00% 20255	5,725	5,997
Tempo Acquisition LLC 6.75% 20255	4,625	4,694
Unisys Corp. 10.75% 20225	24,500	27,440
Visa Inc. 3.15% 2025	8,000	8,178
Western Digital Corp. 7.375% 20235	4,100	4,500
		754,150
Consumer staples 0.48%
Altria Group, Inc. 9.25% 2019	16,584	18,662
Altria Group, Inc. 2.625% 2020	10,420	10,561
Altria Group, Inc. 4.00% 2024	1,500	1,604
Altria Group, Inc. 2.625% 2026	1,100	1,060
Altria Group, Inc. 9.95% 2038	23,500	39,805
Altria Group, Inc. 4.25% 2042	20,000	20,633
Altria Group, Inc. 4.50% 2043	4,000	4,284
Altria Group, Inc. 5.375% 2044	2,595	3,097

The Income Fund of America — Page 26 of 43

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal?amount (000)	Value (000)
Altria Group, Inc. 3.875% 2046	$2,595	$2,543
Anheuser-Busch InBev NV 7.75% 2019	25,000	26,720
Anheuser-Busch InBev NV 2.65% 2021	2,875	2,912
Anheuser-Busch InBev NV 3.65% 2026	9,460	9,777
Anheuser-Busch InBev NV 4.95% 2042	9,095	10,268
Anheuser-Busch InBev NV 4.90% 2046	3,215	3,623
BJ’s Wholesale Club, Term Loan, (3-month USD-LIBOR + 7.50%) 8.738% 20258,9,10	16,779	16,199
British American Tobacco International Finance PLC 3.95% 20255	8,000	8,366
British American Tobacco PLC 2.764% 20225	15,690	15,719
British American Tobacco PLC 3.222% 20245	35,000	35,280
British American Tobacco PLC 3.557% 20275	15,520	15,589
British American Tobacco PLC 4.39% 20375	9,000	9,330
British American Tobacco PLC 4.54% 20475	5,440	5,569
Constellation Brands, Inc. 2.25% 2020	6,500	6,487
Constellation Brands, Inc. 2.65% 2022	14,120	14,061
Constellation Brands, Inc. 2.70% 2022	1,740	1,746
Constellation Brands, Inc. 3.50% 2027	1,030	1,045
Constellation Brands, Inc. 4.50% 2047	300	321
Costco Wholesale Corp. 2.15% 2021	3,500	3,505
Costco Wholesale Corp. 2.30% 2022	3,500	3,503
Costco Wholesale Corp. 2.75% 2024	2,000	2,016
Costco Wholesale Corp. 3.00% 2027	3,000	3,013
Darling Ingredients Inc. 5.375% 2022	1,265	1,309
First Quality Enterprises, Inc. 5.00% 20255	4,900	5,050
Herbalife Ltd., Term Loan, (3-month USD-LIBOR + 5.50%) 6.742% 20238,9,10	5,101	5,168
Imperial Tobacco Finance PLC 3.50% 20235	10,000	10,268
Molson Coors Brewing Co. 1.45% 2019	4,245	4,212
Molson Coors Brewing Co. 1.90% 20195	795	793
Molson Coors Brewing Co. 2.25% 20205	680	680
Molson Coors Brewing Co. 2.10% 2021	5,475	5,419
Molson Coors Brewing Co. 3.00% 2026	2,770	2,703
Molson Coors Brewing Co. 4.20% 2046	4,200	4,159
PepsiCo, Inc. 2.00% 2021	3,000	2,993
PepsiCo, Inc. 2.25% 2022	1,300	1,298
PepsiCo, Inc. 3.00% 2027	3,500	3,488
PepsiCo, Inc. 4.00% 2047	750	784
Pernod Ricard SA 4.45% 20225	9,500	10,213
Philip Morris International Inc. 2.00% 2020	3,400	3,400
Philip Morris International Inc. 2.375% 2022	8,670	8,606
Philip Morris International Inc. 2.50% 2022	16,500	16,429
Philip Morris International Inc. 2.625% 2022	2,655	2,679
Philip Morris International Inc. 3.60% 2023	7,245	7,584
Philip Morris International Inc. 3.125% 2028	2,500	2,482
Philip Morris International Inc. 4.25% 2044	2,000	2,098
Pilgrim’s Pride Corp. 5.75% 20255	1,700	1,804
Post Holdings, Inc. 5.00% 20265	425	428
Reckitt Benckiser Group PLC 2.375% 20225	14,340	14,168
Reckitt Benckiser Group PLC 2.75% 20245	11,815	11,604
Reynolds American Inc. 2.30% 2018	1,990	1,996
Reynolds American Inc. 3.25% 2020	5,510	5,652
Reynolds American Inc. 3.25% 2022	6,150	6,295
Reynolds American Inc. 4.00% 2022	890	939
Reynolds American Inc. 4.45% 2025	22,110	23,820
Reynolds American Inc. 5.70% 2035	3,130	3,703

The Income Fund of America — Page 27 of 43

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal?amount (000)	Value (000)
Reynolds American Inc. 5.85% 2045	$10,200	$12,575
Spectrum Brands Inc. 6.125% 2024	4,650	4,989
Walgreens Boots Alliance, Inc. 3.30% 2021	13,000	13,358
Walgreens Boots Alliance, Inc. 3.45% 2026	1,770	1,742
Walgreens Boots Alliance, Inc. 4.65% 2046	1,045	1,078
Wal-Mart Stores, Inc. 2.35% 2022	4,000	3,994
WM. Wrigley Jr. Co 2.40% 20185	1,200	1,207
WM. Wrigley Jr. Co 2.90% 20195	1,285	1,305
WM. Wrigley Jr. Co 3.375% 20205	22,500	23,211
		532,981
Real estate 0.39%
Alexandria Real Estate Equities, Inc. 2.75% 2020	795	801
Alexandria Real Estate Equities, Inc. 3.90% 2023	1,600	1,660
Alexandria Real Estate Equities, Inc. 4.30% 2026	2,200	2,313
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,695	1,743
Alexandria Real Estate Equities, Inc. 4.50% 2029	1,355	1,436
American Campus Communities, Inc. 3.35% 2020	3,380	3,472
American Campus Communities, Inc. 3.75% 2023	3,985	4,138
American Campus Communities, Inc. 4.125% 2024	28,615	29,965
American Campus Communities, Inc. 3.625% 2027	765	767
American Tower Corp. 3.40% 2019	6,400	6,511
American Tower Corp. 3.55% 2027	2,525	2,518
Brandywine Operating Partnership, LP 3.95% 2023	1,729	1,761
Communications Sales & Leasing, Inc. 6.00% 20235	12,425	12,472
Corporate Office Properties LP 5.25% 2024	9,630	10,456
Corporate Office Properties LP 5.00% 2025	4,145	4,457
Crescent Resources 8.875% 20215	1,140	1,217
DCT Industrial Trust Inc. 4.50% 2023	5,570	5,894
DDR Corp. 3.625% 2025	5,000	4,879
DDR Corp. 4.70% 2027	10,565	10,993
Developers Diversified Realty Corp. 3.90% 2024	840	848
EPR Properties 4.50% 2025	7,945	8,191
EPR Properties 4.75% 2026	9,810	10,241
EPR Properties 4.50% 2027	12,275	12,505
Equinix, Inc. 5.75% 2025	525	566
Equinix, Inc. 5.875% 2026	2,875	3,123
Equinix, Inc. 5.375% 2027	11,920	12,799
Essex Portfolio L.P. 3.625% 2022	9,550	9,897
Essex Portfolio L.P. 3.25% 2023	4,400	4,472
Essex Portfolio L.P. 3.875% 2024	5,900	6,133
Gaming and Leisure Properties, Inc. 5.375% 2026	22,850	24,792
Hospitality Properties Trust 4.25% 2021	20,500	21,344
Hospitality Properties Trust 5.00% 2022	3,500	3,769
Hospitality Properties Trust 4.50% 2023	7,835	8,296
Hospitality Properties Trust 4.50% 2025	5,940	6,191
Hospitality Properties Trust 3.95% 2028	3,245	3,190
Host Hotels & Resorts LP 4.50% 2026	5,675	5,991
Howard Hughes Corp. 5.375% 20255	23,325	24,025
Iron Mountain Inc. 6.00% 20232	950	1,005
Iron Mountain Inc. 5.75% 20242	4,325	4,455
Iron Mountain Inc. 4.875% 20272,5	5,625	5,752
Kimco Realty Corp. 3.40% 2022	3,030	3,116
Kimco Realty Corp. 2.70% 2024	3,090	2,995

The Income Fund of America — Page 28 of 43

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate (continued)	Principal?amount (000)	Value (000)
Medical Properties Trust, Inc. 5.00% 2027	$7,000	$7,210
Prologis, Inc. 4.25% 2023	25,000	27,111
Public Storage 2.37% 2022	5,460	5,431
Public Storage 3.094% 2027	2,965	2,950
Realogy Corp. 4.50% 20195	18,600	19,088
Realogy Corp. 5.25% 20215	3,550	3,679
Realogy Corp. 4.875% 20235	7,825	8,097
SBA Communications Corp. 4.00% 20225	7,500	7,650
Scentre Group 2.375% 20215	4,575	4,543
Scentre Group 3.25% 20255	3,140	3,110
Scentre Group 3.50% 20255	5,455	5,506
Scentre Group 3.75% 20275	3,000	3,054
Select Income REIT 3.60% 2020	5,775	5,853
Select Income REIT 4.15% 2022	2,240	2,285
WEA Finance LLC 2.70% 20195	8,525	8,596
WEA Finance LLC 3.25% 20205	10,195	10,402
Westfield Corp. Ltd. 3.15% 20225	7,635	7,720
		423,434
Municipals 0.00%
National Grid Plc 3.15% 20275	1,105	1,105
Total corporate bonds & notes		13,637,294
U.S. Treasury bonds & notes 5.44% U.S. Treasury 5.20%
U.S. Treasury 1.125% 2018	300,000	299,625
U.S. Treasury 0.875% 201913	66,000	65,142
U.S. Treasury 1.25% 2019	485,000	482,109
U.S. Treasury 1.25% 2019	50,000	49,746
U.S. Treasury 1.75% 2019	56,000	56,163
U.S. Treasury 3.625% 2019	65,000	67,349
U.S. Treasury 1.25% 2020	180,000	178,466
U.S. Treasury 1.375% 2020	170,000	168,407
U.S. Treasury 1.375% 2020	55,000	54,409
U.S. Treasury 1.375% 2020	43,000	42,702
U.S. Treasury 1.50% 2020	250,000	248,645
U.S. Treasury 1.50% 2020	22,000	21,894
U.S. Treasury 1.625% 2020	20,000	19,981
U.S. Treasury 1.375% 2021	129,000	127,300
U.S. Treasury 1.875% 2022	27,000	26,847
U.S. Treasury 6.25% 2023	44,000	53,976
U.S. Treasury 2.00% 2024	183,319	181,128
U.S. Treasury 2.00% 2024	17,369	17,152
U.S. Treasury 2.25% 2024	58,000	58,063
U.S. Treasury 2.25% 2024	19,253	19,285
U.S. Treasury 2.00% 2025	184,000	180,241
U.S. Treasury 1.625% 2026	30,000	28,433
U.S. Treasury 2.25% 2027	457,539	452,607
U.S. Treasury 2.25% 2027	28,000	27,735
U.S. Treasury 2.375% 2027	148,081	148,173
U.S. Treasury 5.50% 2028	52,000	67,446
U.S. Treasury 4.50% 2036	73,271	93,807
U.S. Treasury 4.375% 2041	20,800	26,525
U.S. Treasury 4.75% 2041	30,900	41,379

The Income Fund of America — Page 29 of 43

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Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal?amount (000)	Value (000)
U.S. Treasury 2.75% 2042	$16,275	$16,022
U.S. Treasury 3.125% 2043	33,675	35,419
U.S. Treasury 3.125% 2044	131,950	138,740
U.S. Treasury 3.375% 2044	148,415	163,077
U.S. Treasury 2.50% 2045	49,975	46,478
U.S. Treasury 2.875% 2045	929,150	930,256
U.S. Treasury 3.00% 2045	115,091	118,049
U.S. Treasury 3.00% 2045	23,200	23,809
U.S. Treasury 2.25% 2046	90,625	79,455
U.S. Treasury 2.50% 2046	190,875	176,964
U.S. Treasury 2.875% 2046	173,240	173,226
U.S. Treasury 2.75% 2047	61,805	60,255
U.S. Treasury 3.00% 2047	333,423	341,756
U.S. Treasury 3.00% 2047	95,620	98,003
		5,706,244
U.S. Treasury inflation-protected securities 0.24%
U.S. Treasury Inflation-Protected Security 0.625% 202414	63,128	64,344
U.S. Treasury Inflation-Protected Security 0.375% 202714	83,844	82,777
U.S. Treasury Inflation-Protected Security 1.375% 204414	29,310	32,455
U.S. Treasury Inflation-Protected Security 1.00% 204614	61,057	62,196
U.S. Treasury Inflation-Protected Security 0.875% 204714	21,865	21,625
		263,397
Total U.S. Treasury bonds & notes		5,969,641
Mortgage-backed obligations 1.88%
Aventura Mall Trust, Series A, 3.743% 20325,9,10	4,900	5,093
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 20345,9	10,675	10,929
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2A5, 5.50% 20359	3,976	3,484
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3A1, 3.467% 20479,10	2,776	2,329
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 20349	904	923
Fannie Mae 5.50% 20189	1	1
Fannie Mae 6.00% 20219	67	70
Fannie Mae 4.50% 20249	1,087	1,140
Fannie Mae 5.50% 20249	96	102
Fannie Mae 4.50% 20259	960	1,004
Fannie Mae 4.50% 20259	648	666
Fannie Mae 4.50% 20259	592	616
Fannie Mae 4.50% 20259	488	512
Fannie Mae 6.00% 20269	1,889	2,120
Fannie Mae 7.00% 20269	331	372
Fannie Mae 6.00% 20289	2,134	2,394
Fannie Mae 7.00% 20289	770	863
Fannie Mae 7.00% 20289	139	157
Fannie Mae 3.00% 20329	15,904	16,305
Fannie Mae 5.50% 20339	311	347
Fannie Mae 3.50% 20359	2,162	2,253
Fannie Mae 5.50% 20359	280	314
Fannie Mae 3.00% 20369	42,594	43,306
Fannie Mae 3.00% 20369	37,204	37,826
Fannie Mae 3.00% 20369	2,033	2,067
Fannie Mae 5.50% 20369	1,770	1,975
Fannie Mae 6.00% 20369	555	631

The Income Fund of America — Page 30 of 43

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Fannie Mae 6.00% 20369	$505	$575
Fannie Mae 6.00% 20369	174	196
Fannie Mae 3.00% 20379	39,129	39,783
Fannie Mae 3.00% 20379	24,067	24,470
Fannie Mae 3.00% 20379	23,816	24,182
Fannie Mae 6.00% 20379	8,013	9,080
Fannie Mae 6.00% 20379	1,112	1,253
Fannie Mae 6.00% 20379	1,085	1,230
Fannie Mae 6.00% 20379	52	54
Fannie Mae 6.50% 20379	481	544
Fannie Mae 6.50% 20379	457	519
Fannie Mae 6.50% 20379	261	291
Fannie Mae 6.50% 20379	103	117
Fannie Mae 7.00% 20379	104	113
Fannie Mae 7.00% 20379	81	89
Fannie Mae 7.50% 20379	111	117
Fannie Mae 7.50% 20379	85	90
Fannie Mae 5.50% 20389	383	426
Fannie Mae 6.00% 20389	1,772	1,999
Fannie Mae 6.00% 20389	1,294	1,466
Fannie Mae 6.00% 20389	983	1,117
Fannie Mae 4.50% 20399	16,214	17,563
Fannie Mae 6.00% 20399	1,272	1,426
Fannie Mae 6.50% 20399	344	391
Fannie Mae 4.00% 20409	8,441	8,946
Fannie Mae 4.00% 20409	4,720	4,977
Fannie Mae 4.00% 20409	343	365
Fannie Mae 4.50% 20409	41	44
Fannie Mae 4.50% 20409	27	28
Fannie Mae 5.00% 20409	4,707	5,120
Fannie Mae 4.00% 20419	7,298	7,747
Fannie Mae 4.00% 20419	5,528	5,868
Fannie Mae 4.00% 20419	544	578
Fannie Mae 4.00% 20419	328	348
Fannie Mae 4.00% 20419	279	297
Fannie Mae 4.00% 20419	163	174
Fannie Mae 4.50% 20419	150	162
Fannie Mae 5.00% 20419	312	340
Fannie Mae 5.00% 20419	300	327
Fannie Mae 5.00% 20419	239	261
Fannie Mae 5.00% 20419	200	218
Fannie Mae 3.50% 20429	13,391	13,823
Fannie Mae 4.00% 20429	6,255	6,640
Fannie Mae 4.00% 20429	2,674	2,840
Fannie Mae 4.00% 20429	901	957
Fannie Mae 4.00% 20439	2,962	3,158
Fannie Mae 4.00% 20439	2,298	2,450
Fannie Mae 4.00% 20439	1,930	2,047
Fannie Mae 3.50% 20459	15,201	15,728
Fannie Mae 4.00% 20459	47,398	50,296
Fannie Mae 4.00% 20459	7,786	8,262
Fannie Mae 3.00% 20469	71,814	71,909
Fannie Mae 3.50% 20469	27,693	28,653
Fannie Mae 4.50% 20469	18,242	19,510
Fannie Mae 4.50% 20469	4,854	5,191

The Income Fund of America — Page 31 of 43

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Fannie Mae 3.00% 20476,9	$2,500	$2,497
Fannie Mae 3.50% 20476,9	41,960	43,054
Fannie Mae 3.50% 20479	1,293	1,336
Fannie Mae 4.00% 20476,9	286,750	300,455
Fannie Mae 4.00% 20479	52,700	55,427
Fannie Mae 4.00% 20479	25,809	27,338
Fannie Mae 4.00% 20479	20,804	21,878
Fannie Mae 4.50% 20476,9	82,000	87,559
Fannie Mae 4.50% 20476,9	30,000	32,071
Fannie Mae 6.50% 20479	248	274
Fannie Mae 6.50% 20479	181	200
Fannie Mae 6.50% 20479	181	200
Fannie Mae 6.50% 20479	169	187
Fannie Mae 6.50% 20479	121	133
Fannie Mae 6.50% 20479	24	27
Fannie Mae 7.00% 20479	283	317
Fannie Mae 7.00% 20479	213	239
Fannie Mae 7.00% 20479	143	161
Fannie Mae 7.00% 20479	99	111
Fannie Mae 3.50% 20486,9	34,840	35,699
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 20229,10	4,285	4,290
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 20229	11,234	11,328
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 20229	7,000	7,122
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 20239,10	8,367	8,715
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 20239,10	9,215	9,736
Fannie Mae, Series 2014-M9, Class A2, multifamily 3.103% 20249,10	7,990	8,233
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.501% 20249,10	10,000	10,554
Fannie Mae, Series 2001-4, Class GA, 9.276% 20259,10	35	38
Fannie Mae, Series 2017-M3, Class A2, multifamily 2.486% 20269,10	16,665	16,267
Fannie Mae, Series 2001-20, Class E, 9.587% 20319,10	32	34
Fannie Mae, Series 2007-33, Class HE, 5.50% 20379	3,005	3,302
Fannie Mae, Series 2007-24, Class P, 6.00% 20379	1,482	1,613
Fannie Mae, Series 2001-T10, Class A1, 7.00% 20419	279	327
Fannie Mae, Series 2001-50, Class BA, 7.00% 20419	281	320
Fannie Mae, Series 2002-W3, Class A5, 7.50% 20419	183	215
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 20429,10	489	550
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B1, 7.75% 20279	7	7
Freddie Mac 5.00% 20239	1,170	1,229
Freddie Mac 5.00% 20239	1,152	1,209
Freddie Mac 5.00% 20239	1,042	1,080
Freddie Mac 5.00% 20239	401	421
Freddie Mac 4.50% 20359	8,359	8,965
Freddie Mac 3.00% 20369	1,879	1,910
Freddie Mac 3.00% 20369	1,155	1,174
Freddie Mac 5.50% 20379	279	309
Freddie Mac 5.50% 20389	989	1,099
Freddie Mac 6.50% 20389	873	968
Freddie Mac 4.50% 20399	792	849
Freddie Mac 5.00% 20399	2,139	2,358
Freddie Mac 5.00% 20399	1,197	1,314
Freddie Mac 5.00% 20399	735	803
Freddie Mac 5.50% 20399	468	519
Freddie Mac 4.50% 20409	18,389	19,714
Freddie Mac 4.00% 20419	1,297	1,365
Freddie Mac 4.50% 20419	1,763	1,890

The Income Fund of America — Page 32 of 43

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Freddie Mac 4.50% 20419	$1,595	$1,710
Freddie Mac 4.50% 20419	1,320	1,415
Freddie Mac 5.00% 20419	106	115
Freddie Mac 4.50% 20429	2,885	3,093
Freddie Mac 4.50% 20429	1,701	1,824
Freddie Mac 4.00% 20439	4,779	5,076
Freddie Mac 4.00% 20439	4,706	4,993
Freddie Mac 4.00% 20439	2,349	2,509
Freddie Mac 4.00% 20439	1,819	1,931
Freddie Mac 4.00% 20459	28,366	30,099
Freddie Mac 4.00% 20469	22,396	23,655
Freddie Mac 4.00% 20469	16,478	17,425
Freddie Mac 4.00% 20469	14,933	15,791
Freddie Mac 4.50% 20469	13,287	14,191
Freddie Mac 4.50% 20469	4,531	4,840
Freddie Mac 3.00% 20476,9	8,500	8,493
Freddie Mac 3.50% 20479	52,260	53,768
Freddie Mac 3.50% 20476,9	42,700	43,813
Freddie Mac 3.50% 20479	39,675	40,821
Freddie Mac 3.50% 20479	1,760	1,818
Freddie Mac 4.00% 20479	36,641	38,544
Freddie Mac 4.00% 20476,9	25,000	26,193
Freddie Mac 4.00% 20479	22,573	23,935
Freddie Mac 4.00% 20479	19,355	20,324
Freddie Mac 4.00% 20479	11,559	12,151
Freddie Mac 4.00% 20479	5,947	6,248
Freddie Mac 4.50% 20479	6,017	6,427
Freddie Mac 4.50% 20479	3,833	4,094
Freddie Mac 4.50% 20476,9	2,000	2,136
Freddie Mac, Series 2890, Class KT, 4.50% 20199	2,845	2,868
Freddie Mac, Series K019, Class A2, multifamily 2.272% 20229	8,000	8,009
Freddie Mac, Series K021, Class A2, multifamily 2.396% 20229	8,280	8,328
Freddie Mac, Series K025, Class A2, multifamily 2.682% 20229	7,000	7,118
Freddie Mac, Series 2289, Class NB, 9.00% 20229,10	4	4
Freddie Mac, Series 2013-DN2, Class M1, (1-month USD-LIBOR + 1.45%) 2.688% 20239,10	294	294
Freddie Mac, Series K036, Class A1, multifamily 2.777% 20239	9,066	9,238
Freddie Mac, Series K028, Class A2, multifamily 3.111% 20239	9,800	10,164
Freddie Mac, Series K036, Class A2, multifamily 3.527% 20239,10	9,150	9,698
Freddie Mac, Series 2013-DN1, Class M1, (1-month USD-LIBOR + 3.40%) 4.638% 20239,10	688	695
Freddie Mac, Series 2014-HQ2, Class M1, (1-month USD-LIBOR + 1.45%) 2.688% 20249,10	28	28
Freddie Mac, Series K043, Class A2, multifamily 3.062% 20249	10,000	10,340
Freddie Mac, Series 2014-HQ2, Class M2, (1-month USD-LIBOR + 2.20%) 3.438% 20249,10	5,815	6,004
Freddie Mac, Series 2015-HQ2, Class M2, (1-month USD-LIBOR + 1.95%) 3.188% 20259,10	3,600	3,681
Freddie Mac, Series K057, Class A2, multifamily 2.57% 20269	7,760	7,666
Freddie Mac, Series K066, Class A2, multifamily 3.117% 20279	6,340	6,492
Freddie Mac, Series K067, Class A2, multifamily 3.194% 20279	7,695	7,928
Freddie Mac, Series 3257, Class PA, 5.50% 20369	3,331	3,747
Freddie Mac, Series 3286, Class JN, 5.50% 20379	2,577	2,772
Freddie Mac, Series 3318, Class JT, 5.50% 20379	1,444	1,553
Freddie Mac, Series K726, Class A2, multifamily 2.905% 20499	10,265	10,516
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 2.25% 20569	16,935	17,140
Government National Mortgage Assn. 10.00% 20219	64	66
Government National Mortgage Assn. 10.00% 20259	42	44
Government National Mortgage Assn. 4.50% 20419	962	1,023
Government National Mortgage Assn. 4.50% 20459	4,835	5,131

The Income Fund of America — Page 33 of 43

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Government National Mortgage Assn. 4.00% 20476,9	$37,575	$39,430
Government National Mortgage Assn. 4.00% 20479	17,560	18,538
Government National Mortgage Assn. 4.00% 20479	11,760	12,388
Government National Mortgage Assn. 4.00% 20476,9	7,425	7,797
Government National Mortgage Assn. 4.00% 20479	4,835	5,084
Government National Mortgage Assn. 4.50% 20479	15,741	16,706
GSR Mortgage Loan Trust, Series 2004-2F, Class VIIA-1, 4.50% 20199	98	99
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2A1, 3.416% 20369,10	4,420	4,004
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AM, 5.372% 20479	8,738	8,798
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class A4, 5.716% 20519	344	344
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20265,9	3,195	3,335
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 20409,10	3,052	3,051
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 20295,9	8,745	9,016
Mortgage Repurchase Agreement Financing Trust, Series 2017-1, Class A1, (1-month USD-LIBOR + 0.85%) 2.085% 20195,9,10	8,905	8,908
National Australia Bank 1.25% 20185,9	5,000	4,993
Seasoned Credit Risk Transfer, Series 2017-2, Class HA, 2.00% 20569	17,069	17,090
Seasoned Credit Risk Transfer, Series 2017-1, Class HA, 2.00% 20569	15,978	16,035
Seasoned Credit Risk Transfer, Series 2017-2, Class MA, 3.00% 20569	15,666	15,801
Seasoned Credit Risk Transfer, Series 2017-1, Class MA, 3.00% 20569	1,840	1,858
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6A, 3.587% 20369,10	2,706	2,349
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 20565,9,10	21,597	21,723
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 20575,9,10	6,663	6,695
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, 6.002% 20519,10	4,512	4,507
		2,057,672
Asset-backed obligations 0.33%
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 20215,9	8,000	8,029
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 20209	7,155	7,155
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A3, 1.26% 20199	654	654
AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C, 2.40% 20219	6,000	6,030
Angel Oak Capital Advisors, LLC, Series 2013-9A, Class A1R, CLO, (3-month USD-LIBOR + 1.01%) 2.373% 20255,9,10	2,085	2,090
Avant Loans Funding Trust, Series 2017-A, Class A, 2.41% 20215,9	1,325	1,327
BlueMountain CLO Ltd., Series 2014-2A, Class AR, (3-month USD LIBOR + 0.93%) 2.293% 20265,9,10	6,505	6,529
Cabela’s Master Credit Card Trust, Series 2016-1, Class A1, 1.78% 20229	8,230	8,209
CarMaxAuto Owner Trust, Series 2014-4, Class A3, 1.25% 20199	1,771	1,769
Chase Issuance Trust, Series 2016-A6, Class A6, 1.10% 20209	41,310	41,281
Citibank Credit Card Issuance Trust, Series 2008-A2, Class A2, (1-month USD-LIBOR + 1.15%) 2.389% 20209,10	14,000	14,036
Countryplace Manufactured Housing Contract, Series 2005-1, Class A4, AMBAC insured, 5.20% 20355,9,10	995	1,033
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 1.379% 20379,10	1,075	1,023
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 1.389% 20379,10	1,899	1,815
Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.76% 20215,9	4,149	4,166
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 20215,9	5,477	5,508
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 20215,9	6,180	6,234
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 20215,9	10,000	10,110
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 20199	247	246
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 20275,9	10,500	10,409
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 2.31% 20275,9	16,000	16,060
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 20275,9	17,160	17,333
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 20285,9	19,975	20,180
Ford Credit Auto Owner Trust, Series 2017-2, Class A, 2.36% 20295,9	16,480	16,401

The Income Fund of America — Page 34 of 43

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Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal?amount (000)	Value (000)
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A1, 1.98% 20229	$7,780	$7,772
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 20375,9	5,022	5,103
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A2, 1.83% 20195,9	8,500	8,495
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 20215,9	5,120	5,117
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2017-2A, Class A, 3.29% 20235,9	9,325	9,355
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A1, FSA insured, (1-month USD-LIBOR + 0.16%) 1.398% 20379,10	1,078	1,028
Madison Park Funding Ltd., CLO, Series 2014-13A, Class AR, (3-month USD-LIBOR + 1.11%) 2.467% 20255,9,10	8,000	8,040
Palmer Square Ltd., Series 2013-1, Class A1R, (3-month USD-LIBOR + 0.97%) 2.279% 20255,9,10	4,926	4,937
Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.33% 20199	2,209	2,214
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 20219	16,550	16,618
Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57% 20219	5,340	5,362
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 20219	2,430	2,451
Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.74% 20219	6,915	6,960
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 20365,9	5,404	5,437
Sound Point CLO Ltd, Series 2013-2A, Class A1R, CLO, (3-month USD LIBOR + 0.99%) 2.349% 20255,9,10	6,331	6,332
Symphony CLO Ltd, Series 2013-12A, Class AR, CLO, (3-month USD-LIBOR + 1.03%) 2.389% 20255,9,10	15,500	15,514
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 20385,9	10,372	10,389
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 20395,9	2,438	2,443
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 20425,9	5,103	5,291
Triton Container Finance LLC, Series 2017-1A, Class A, 3.52% 20425,9	5,057	5,064
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 20215,9	9,125	9,142
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A3, 0.95% 20199	901	901
Voya CLO Ltd., Series 2014-4A, Class A1R, (3-month USD-LIBOR + 0.95%) 2.309% 20265,9,10	4,995	5,008
World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.14% 20209	1,307	1,305
		357,905
Federal agency bonds & notes 0.10%
Fannie Mae 6.25% 2029	32,000	43,117
Federal Home Loan Bank 0.875% 2018	12,860	12,822
Federal Home Loan Bank 1.50% 2019	50,000	49,864
		105,803
Bonds & notes of governments & government agencies outside the U.S. 0.06%
CPPIB Capital Inc. 1.25% 20195	3,900	3,854
Saudi Arabia (Kingdom of) 2.875% 20235	8,215	8,190
Spain (Kingdom of) 4.00% 20185	31,765	31,895
United Mexican States 4.125% 2026	6,900	7,198
United Mexican States 4.15% 2027	10,959	11,406
United Mexican States 5.55% 2045	3,500	3,924
		66,467
Municipals 0.06% California 0.03%
Various Purpose G.O. Bonds, 6.20% 2019	24,675	26,151
Illinois 0.02%
G.O. Bonds, Pension Funding Series 2003, 5.10% 20339	23,000	23,231

The Income Fund of America — Page 35 of 43

unaudited

Bonds, notes & other debt instruments Municipals (continued) New Jersey 0.01%	Principal?amount (000)	Value (000)
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	$6,000	$6,181
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	8,500	8,474
		14,655
		64,037
Total bonds, notes & other debt instruments (cost: $21,772,910,000)		22,258,819
Short-term securities 5.39%
3M Co. 1.10% due 11/3/20175	47,500	47,496
Apple Inc. 1.19%–1.21% due 11/6/2017–12/18/20175	75,000	74,921
Bank of New York Mellon Corp. 1.00%–1.18% due 11/1/2017–11/20/2017	149,000	148,964
CAFCO, LLC 1.29%–1.30% due 11/2/2017–12/8/20175	182,000	181,858
Chariot Funding, LLC 1.40%–1.42% due 12/21/2017–1/2/20185	43,300	43,217
Chevron Corp. 1.22%–1.23% due 1/11/2018–1/12/20185	100,000	99,760
CIESO, LLC 1.33% due 12/19/20175	50,000	49,911
Cisco Systems, Inc. 1.18%–1.23% due 12/6/2017–1/16/20185	175,000	174,687
Coca-Cola Co. 1.25%–1.28% due 1/17/2018–2/2/20185	222,500	221,832
Eli Lilly and Co. 1.11% due 11/1/2017–11/6/20175	104,500	104,485
Emerson Electric Co. 1.08% due 11/15/20175	43,500	43,480
Estée Lauder Companies Inc. 1.15% due 11/29/20175	40,000	39,961
Fannie Mae 1.01% due 12/18/2017	40,000	39,946
Federal Farm Credit Banks 0.75%–1.24% due 11/8/2017–5/3/2018	250,000	249,346
Federal Home Loan Bank 1.00%–1.13% due 11/3/2017–3/12/2018	1,666,500	1,663,967
Freddie Mac 1.08%–1.12% due 1/26/2018–3/1/2018	231,500	230,710
GE Capital Treasury Services (U.S.) LLC 1.23% due 12/20/2017	50,000	49,915
General Electric Co. 1.08% due 11/1/2017	40,000	39,999
IBM Corp. 1.21% due 12/27/2017–12/28/20175	70,000	69,872
IBM Credit Corp. 1.16% due 12/12/20175	50,000	49,933
Johnson & Johnson 1.09%–1.10% due 11/10/2017–11/13/20175	98,000	97,967
Merck & Co. Inc. 1.13% due 11/15/20175	150,000	149,931
Microsoft Corp. 1.14%–1.17% due 12/5/2017–12/14/20175	145,000	144,813
Paccar Financial Corp. 1.20%–1.25% due 12/27/2017–1/29/2018	46,200	46,075
Pfizer Inc. 1.10%–1.19% due 11/9/2017–12/4/20175	94,300	94,253
Procter & Gamble Co. 1.17%–1.21% due 12/6/2017–1/26/20185	200,000	199,602
U.S. Bank, N.A. 1.41% due 4/24/2018	75,000	74,999
U.S. Treasury Bills 1.03%–1.25% due 12/21/2017–9/13/2018	1,286,300	1,280,589
United Parcel Service Inc. 1.12% due 11/15/20175	50,000	49,976
Wal-Mart Stores, Inc. 1.14% due 11/20/20175	50,000	49,969
Walt Disney Co. 1.22% due 2/5/2018–2/6/20185	94,000	93,677
Total short-term securities (cost: $5,906,457,000)		5,906,111
Total investment securities 100.16% (cost: $86,000,676,000)		109,841,487
Other assets less liabilities (0.16)%		(173,866)
Net assets 100.00%		$109,667,621

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

The Income Fund of America — Page 36 of 43

unaudited

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 10/31/2017 (000)
Purchases (000)	Sales (000)
USD69,797	AUD87,000	JPMorgan Chase	11/16/2017	$3,222
USD265,602	GBP195,043	Barclays Bank PLC	11/22/2017	6,391
USD265,598	GBP195,043	HSBC Bank	11/22/2017	6,386
USD6,593	EUR5,674	Citibank	11/30/2017	(27)
USD20,708	EUR17,500	Barclays Bank PLC	12/6/2017	282
				$16,254

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the year ended October 31, 2017, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend or interest income (000)	Value of affiliates at 10/31/2017 (000)
Common stocks 3.49%
Industrials 0.82%
Hubbell Inc.	3,430,000	—	—	3,430,000	$—	$24,113	$2,401	$431,563
Edenred SA	12,231,900	—	—	12,231,900	—	31,521	—	352,646
Douglas Dynamics, Inc.	1,444,000	—	—	1,444,000	—	14,657	347	60,576
R.R. Donnelley & Sons Co.	4,019,407	300,000	—	4,319,407	—	(12,999)	605	39,739
CEVA Group PLC1,3,4	35,229	—	—	35,229	—	4,844	—	16,029
								900,553
Information technology 0.04%
Corporate Risk Holdings I, Inc.1,3	2,205,215	—	—	2,205,215	—	4,234	—	38,569
Corporate Risk Holdings Corp.1,3	11,149	—	—	11,149	—	—	—	—
								38,569
Financials 0.29%
Umpqua Holdings Corp.	11,487,800	—	—	11,487,800	—	22,057	2,068	235,040
Redwood Trust, Inc.	5,444,717	—	—	5,444,717	—	(8,494)	1,525	85,537
								320,577
Consumer discretionary 0.34%
Nokian Renkaat Oyj	7,975,161	—	—	7,975,161	—	40,256	—	365,742
ProSiebenSat.1 Media SE15	12,985,000	—	4,005,000	8,980,000	(46,975)	(26,294)	—	—
								365,742
Energy 0.02%
Ascent Resources NR Corp1,3	110,214,618	—	—	110,214,618	—	(3,747)	—	20,941
White Star NR Corp1,3	6,511,401	—	—	6,511,401	—	(846)	—	4,688
								25,629
Materials 1.12%
WestRock Co.	13,184,832	332,000	—	13,516,832	—	51,661	5,274	828,987
Boral Ltd.	72,364,400	—	—	72,364,400	—	(5,329)	6,900	395,996
								1,224,983
Health care 0.00%
Rotech Healthcare Inc.1,3	543,172	—	—	543,172	—	(739)	—	1,086

The Income Fund of America — Page 37 of 43

unaudited

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend or interest income (000)	Value of affiliates at 10/31/2017 (000)
Real estate 0.71%
Iron Mountain Inc. REIT	14,195,180	—	—	14,195,180	$—	$50,677	$7,807	$567,807
OUTFRONT Media Inc. REIT	9,064,824	—	—	9,064,824	—	5,258	3,263	212,570
								780,377
Telecommunication services 0.15%
TalkTalk Telecom Group PLC	58,421,891	—	—	58,421,891	—	26,914	—	165,661
NII Holdings, Inc.1,15	5,194,089	—	3,219,076	1,975,013	(50,712)	50,215	—	—
								165,661
Total common stocks								3,823,177
Bonds, notes & other debt instruments 0.18%
Industrials 0.10%
Corporate Risk Holdings LLC 9.50% 20195	$45,000,000	—	—	$45,000,000	—	(338)	1,069	47,700
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)3,5,11	$16,194,418	—	$3,285,000	$12,909,418	60	(56)	468	13,813
R.R. Donnelley & Sons Co. 7.875% 2021	$23,445,000	—	$5,500,000	$17,945,000	(18)	(611)	368	19,022
R.R. Donnelley & Sons Co. 6.50% 2023	$17,780,000	—	—	$17,780,000	—	(730)	308	17,158
R.R. Donnelley & Sons Co. 7.625% 2020	$957,000	—	—	$957,000	—	(13)	18	1,047
CEVA Logistics U.S. Holdings Inc., Term Loan B, (3-month USD-LIBOR + 5.50%) 6.878% 20218,9,10	$3,555,443	—	$9,187	$3,546,256	—16	107	65	3,447
CEVA Logistics Holdings BV, Term Loan, (3-month USD-LIBOR + 5.50%) 6.878% 20218,9,10	$2,577,696	—	$6,660	$2,571,036	—16	78	48	2,499
CEVA Group PLC, Apollo Global Securities LLC LOC, (3-month USD-LIBOR + 5.50%) 6.50% 20218,9,10	$2,526,478	—	—	$2,526,478	—	76	32	2,456
CEVA Group PLC 7.00% 20215	$2,250,000	—	—	$2,250,000	—	—	40	2,166
CEVA Group PLC 9.00% 20215	$1,050,000	—	—	$1,050,000	—	53	24	969
CEVA Logistics Canada, ULC, Term Loan, (3-month USD-LIBOR + 5.50%) 6.878% 20218,9,10	$444,430	—	$1,148	$443,282	—16	13	8	431
								110,708
Consumer discretionary 0.03%
CBS Outdoor Americas Inc. 5.25% 2022	$26,000,000	—	$1,000,000	$25,000,000	39	(109)	339	25,906
Energy 0.00%
Ascent Resources-Marcellus LLC 10.00% 20225	$1,900,000	—	$1,090,000	$810,000	76	39	44	883

The Income Fund of America — Page 38 of 43

unaudited

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend or interest income (000)	Value of affiliates at 10/31/2017 (000)
Health care 0.04%
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 20203,8,9,10,11	$25,856,141	$718,944	—	$26,575,085	$—	$(1,194)	$811	$25,073
Rotech Healthcare Inc., Term Loan A, (3-month USD-LIBOR + 4.25%) 5.583% 20183,8,9,10	$11,646,250	—	$30,250	$11,616,000	—	—	165	11,558
Rotech Healthcare Inc., Term Loan B, (3-month USD-LIBOR + 8.75%) 10.083% 20193,8,9,10	$9,200,000	—	—	$9,200,000	—	—	237	9,154
								45,785
Real estate 0.01%
Iron Mountain Inc. 4.875% 20275	—	$5,625,000	—	$5,625,000	—	127	33	5,752
Iron Mountain Inc. 5.75% 2024	$4,325,000	—	—	$4,325,000	—	(15)	67	4,455
Iron Mountain Inc. 6.00% 2023	$950,000	—	—	$950,000	—	(5)	14	1,005
Iron Mountain Inc. 6.00% 20205	$30,925,000	—	$30,925,000	—	976	(1,160)	240	—
								11,212
Total bonds, notes & other debt instruments								194,494
Convertible stocks 0.02%
Industrials 0.02%
CEVA Group PLC, Series A-1, convertible preferred, (3-month USD-LIBOR + 3.00%) 4.359%3,4	29,937	—	—	29,937	—	5,613	—	18,486
CEVA Group PLC, Series A-2, convertible preferred, (3-month USD-LIBOR + 2.00%) 3.359%3,4	13,633	—	—	13,633	—	1,704	—	6,203
								24,689
Total 3.69%					$(96,554)	$271,538	$34,588	$4,042,360

The Income Fund of America — Page 39 of 43

unaudited

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Security did not produce income during the last 12 months.
2	Represents an affiliated company as defined under the Investment Company Act of 1940.
3	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $191,536,000, which represented .17% of the net assets of the fund.
4	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
5	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,224,708,000, which represented 6.59% of the net assets of the fund.
6	Purchased on a TBA basis.
7	Scheduled interest and/or principal payment was not received.
8	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $386,561,000, which represented .35% of the net assets of the fund.
9	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
10	Coupon rate may change periodically.
11	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
12	Step bond; coupon rate will increase at a later date.
13	A portion of this security was pledged as collateral. The total value of pledged collateral was $1,103,000, which represented less than .01% of the net assets of the fund.
14	Index-linked bond whose principal amount moves with a government price index.
15	Unaffiliated issuer at 10/31/2017.
16	Amount less than one thousand.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-1, convertible preferred, (3-month USD-LIBOR + 3.00%) 4.359%	4/3/2013	$29,938	$18,486.02%
CEVA Group PLC, Series A-2, convertible preferred, (3-month USD-LIBOR + 2.00%) 3.359%	5/2/2013	13,172	6,203.01
Ascent Resources NR Corp	4/25/2016	56,848	20,941.02
CEVA Group PLC	5/2/2013	34,036	16,029.01
Corporate Risk Holdings I, Inc.	8/31/2015	24,500	38,569.04
Corporate Risk Holdings Corp.	9/1/2015	-	-	.00
Rotech Healthcare Inc.	11/26/2017	19,660	1,086.00
White Star NR Corp	6/30/2016	4,354	4,688.00
Blackstone CQP Holdco LP, 6.50% 2021	3/6/2017	102,350	103,650.09
Blackstone CQP Holdco LP, 6.00% 2021	8/9/2017	20,000	20,029.02
Total private placement securities		$304,858	$229,681	0.21%

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

The Income Fund of America — Page 40 of 43

unaudited

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $708,075,000.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

The Income Fund of America — Page 41 of 43

unaudited

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of October 31, 2017 (dollars in thousands):

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$11,676,750	$16,029	$2	$11,692,781
Information technology	10,319,578	—	38,569	10,358,147
Financials	10,077,726	—	—	10,077,726
Consumer staples	8,514,132	—	—	8,514,132
Consumer discretionary	6,732,099	—	7	6,732,106
Energy	6,259,346	—	25,629	6,284,975
Materials	5,709,067	—	—	5,709,067
Health care	5,450,712	—	1,086	5,451,798
Real estate	5,003,085	—	—	5,003,085
Telecommunication services	2,965,610	—	—	2,965,610
Utilities	2,932,707	—	—	2,932,707
Miscellaneous	4,039,568	—	—	4,039,568
Preferred securities	376,345	—	—	376,345
Rights & warrants	—	425	—	425
Convertible stocks	442,751	24,689	25,926	493,366
Convertible bonds	—	1,044,719	—	1,044,719
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	13,577,696	59,598	13,637,294
U.S. Treasury bonds & notes	—	5,969,641	—	5,969,641
Mortgage-backed obligations	—	2,057,672	—	2,057,672
Asset-backed obligations	—	357,905	—	357,905
Federal agency bonds & notes	—	105,803	—	105,803
Bonds & notes of governments & government agencies outside the U.S.	—	66,467	—	66,467
Municipals	—	64,037	—	64,037
Short-term securities	—	5,906,111	—	5,906,111
Total	$80,499,476	$29,191,194	$150,817	$109,841,487

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$16,281	$—	$16,281
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(27)	—	(27)
Total	$—	$16,254	$—	$16,254

*	Securities with a value of $17,720,411,000, which represented 16.16% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

The Income Fund of America — Page 42 of 43

unaudited

Key to abbreviations and symbol
ADR = American Depositary Receipts
AUD = Australian dollars
Auth. = Authority
CAD = Canadian dollars
CDI = CREST Depository Interest
CLO = Collateralized Loan Obligations
Dev. = Development
Econ. = Economic
EUR = Euro
Facs. = Facilities
GBP = British pounds
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
Ref. = Refunding
Rev. = Revenue
TBA = To-be-announced
USD/$ = U.S. dollars

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-006-1217O-S60678	The Income Fund of America — Page 43 of 43

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INCOME FUND OF AMERICA

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: December 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: December 29, 2017

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: December 29, 2017